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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

APEXcm SMALL/MID-CAP GROWTH FUND
(APSGX)

Semi-Annual Report

November 30, 2014
 (Unaudited)

APEXcm SMALL/MID-CAP GROWTH FUND LETTER TO SHAREHOLDERS	November 30, 2014

Dear Fellow APEXcm Fund Shareholder,

PERFORMANCE SUMMARY
We are pleased to report that the APEXcm Small/Mid-Cap Growth Fund (the “Fund”) continues to grow and achieve its performance objectives relative to its benchmark. In spite of a challenging roller coaster environment during the six months ended November 30, 2014, the Fund’s performance was +7.50% (net of expenses), outperforming the Fund’s benchmark, the Russell 2500TM Growth Index, which rose + 7.03%.

APEX PHILOSOPHY
We believe that the best way to provide value-added returns is to identify companies that exhibit certain favorable fundamental advantages and benefit from secular growth trends, allowing us to structure the portfolio in high-conviction areas of longer-term sustainable growth. Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle, which we designate as “stable” and “emerging” growth stocks. We believe that having the spectrum of growth companies that are truly innovative and growing rapidly, combined with established growth companies, can provide relative stability while allowing the opportunity to drive outperformance versus our benchmark and peers over time. In addition, we believe the SMID style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

INVESTMENT ENVIRONMENT
During the last six months, we have seen a market, which began almost too sanguine, become much more volatile. The volatility was initially driven by the Federal Reserve taking its foot off the gas by eliminating its bond buying program at the end of October, and then accelerated by both deflation and growth scares emerging from Brazil, Europe, Japan, and China, and heightened geopolitical concerns. As we entered the third quarter, we saw a market that had moved almost straight up for two years without any significant correction (defined as a market decline of 10%). Many smaller-cap companies were already down in excess of 20% as we entered October, with their larger-cap (S&P 500) brethren touching a correction on October 15th off of its September 18th high. This much-overdue correction set the stage for a strong rally that focused on improving valuations and a continued dissection as to whether the U.S. economy was strong enough to stand on its own two feet. At the same time, many other central banks, including the European Central Bank, the Bank of Japan, and the Peoples Bank of China, began easing credit conditions in response to slower global growth. As we moved into November, a supply shock of excess oil provided good news to the world economy in the form of falling energy prices, but left many energy stocks down in excess of 30% to 40%. Concerns over the global outlook, with associated fears of deflation and slower spending, continue to compete for investors’ attention, while declining fuel costs put more money into household coffers, which may boost spending and bolster the world’s largest economies.

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DISCUSSION OF KEY POSITIONING AND
HOLDINGS VERSUS THE BENCHMARK

•	Overall positioning added approximately 25 basis points to performance, as the overweight positioning in the cyclical sectors of Consumer Discretionary (+0.08%), and Information Technology (+0.22%) had a positive impact. Additionally, the underweights in Consumer Staples (+0.21%), Materials (+0.18%) and Industrials (0.15%) added to performance. Although we moved to an overweight in the best performing sector of Healthcare during the six months, we were underweight for most of the time period, which detracted (-0.21%) slightly from performance. The slight overweight in Energy was the most significant detractor (-0.32%).

•	Stock selection was positive during the six months, adding approximately 80 basis points. Solid stock selection in Consumer Discretionary, Healthcare, Industrials, and Information Technology was offset by the negative impact of Energy (-0.22%) and Materials (-0.39%).

•	Key secular growth areas of payments and processing, personalized medicine and genomics, and big data were offset by a significant decline in companies associated with energy independence.

•	The high growth areas of personalized medicine and genomics produced two outstanding performers during the six-month period. Isis Pharmaceuticals, with its strong pipeline centered on its anti-sense drug platform, was up 77%, as well as Medivation, with its pre-chemo prostate cancer drug Xtandi, up 59%. Also during the six months, we added key strategic companies in the ongoing battle with diabetes, such as continuous glucose monitoring device company DexCom, coupled with insulin pump/monitor providers Insulet and Tandem.

•	E-commerce continues to grow in adoption, thus one of our top holdings continues to be travel site Expedia, which was up 24% during this time period. We also believe that opportunities exist within the emerging markets to capture their growth in consumerism with e-commerce names such as Bitauto (Chinese on-line provider of new and used car listings), up 129%. Additionally, web-based platforms were added to the portfolio during this time period (which have not performed as of yet), such as Zulily, down 26%, and Yelp, down 12%. U.S. consumer spending continues to ratchet up, and a couple of our names, Signet Jewelers (+24%) and PetSmart (which is transitioning to a private company) (+38%), performed well.

•	The biggest challenge was our investment in companies that are leading the drive towards U.S energy independence. The plunge in oil prices from $110 per barrel in June 2014 to $60 may increase money in the pockets of U.S. consumers, but provides uncertainty for companies providing the infrastructure and exploration to extract more oil, while still maintaining profitability and servicing high debt levels. Companies like Carrizo and Whiting, who are in the trenches of the unconventional shale areas, were down -31% and -42%, respectively. Another long-term successful investment

2

in horizontal flex, drill provider Heimerich & Payne (“HP”) was down -36%. Although we do believe that the U.S. will continue to accelerate its drive towards energy independence, given this traffic jam of too much supply, we decided to lighten up our exposure and sell HP subsequent to November 30th.

OUTLOOK
We expect the higher level of volatility to continue as the market wrestles with balancing multiple factors: the tailwinds of continued U.S. economic growth, a pick-up in consumer spending, consistent gains in hiring, strong corporate balance sheets, earnings acceleration, the temporary stimulus from declining energy and commodity prices, the uncertainties of declining global growth, likely U.S. interest rate increases, and a corresponding stronger U.S. dollar.

A potential silver lining exists as the stronger U.S. dollar and falling commodity prices put downward pressure on inflation. Forward inflation expectations may remain subdued, allowing the Federal Reserve to be more patient in raising interest rates, which may continue to benefit equity investors. Although it is hard to detangle all of the risks and drags from overseas with a U.S. economy that appears to be stronger and more able to cope with any external shocks, we believe that growth continues to accelerate in the U.S., and see it continuing its upward trajectory on the holy grail of earnings.

At Apex, one of the foundations of our success is focusing on the long-term sustainability of secular growth trends. During challenging times, we remain committed to the opportunities provided in such areas as consumer mobility, big data and cloud computing, the U.S. manufacturing renaissance, personalized medicine and genomics, and energy independence. As we navigate through the early stages of the self-sustaining U.S. economy, coupled with global growth concerns, our focus will continue to be on selective opportunities that could benefit in this environment. In our stable growth names, we will continue to focus on balance sheet flexibility (as depicted by accelerating cash flow) along with organic revenue and earnings growth. These companies should also be more levered to U.S. growth, with identified catalysts and capital deployment strategies. While maintaining a long-term focus, emerging growth companies in key strategic areas will be highly scrutinized in order to determine their viability in this more volatile environment.

Thank you for your continued confidence in the APEXcm Small/Mid-Cap Growth Fund.

Sincerely,

Nitin N. Kumbhani

President and Chief Investment Officer

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid-Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Adviser with respect to those securities may change at any time.
4

APEXcm SMALL/MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2014 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Signet Jewelers Ltd.	2.8%
Expedia, Inc.	2.7%
United Rentals, Inc.	2.6%
Robert Half International, Inc.	2.5%
PetSmart, Inc.	2.2%
Universal Health Services, Inc. - Class B	2.2%
Wabtec Corp.	2.2%
Old Dominion Freight Line, Inc.	2.2%
Polaris Industries, Inc.	2.1%
IAC/InterActiveCorp	2.1%

5

APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS November 30, 2014 (Unaudited)
COMMON STOCKS — 98.5%	Shares	Value
Consumer Discretionary — 22.0%
Auto Components — 4.6%
Autoliv, Inc.	26,330	$2,605,617
Gentex Corp.	40,841	1,452,306
Visteon Corp. *	24,134	2,365,132
		6,423,055
Hotels, Restaurants & Leisure — 1.5%
Wyndham Worldwide Corp.	24,808	2,067,995

Internet & Catalog Retail — 3.3%
Expedia, Inc.	42,858	3,733,360
zulily, inc. - Class A *	26,879	772,234
		4,505,594
Leisure Products — 2.1%
Polaris Industries, Inc.	18,642	2,921,388

Multi-line Retail — 1.0%
Dillard's, Inc. - Class A	11,660	1,374,481

Specialty Retail — 8.3%
Foot Locker, Inc.	35,152	2,013,858
PetSmart, Inc.	39,574	3,116,848
Signet Jewelers Ltd.	29,959	3,923,431
Williams-Sonoma, Inc.	32,329	2,410,450
		11,464,587
Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp. *	17,766	1,718,327

Energy — 3.7%
Energy Equipment & Services — 1.7%
Core Laboratories N.V.	8,155	1,050,609
Helmerich & Payne, Inc.	20,124	1,399,624
		2,450,233
Oil, Gas & Consumable Fuels — 2.0%
Carrizo Oil & Gas, Inc. *	37,492	1,479,434
Whiting Petroleum Corp. *	30,321	1,266,508
		2,745,942
Financials — 8.4%
Banks — 2.6%
Cullen/Frost Bankers, Inc.	20,512	1,531,426

6

APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.5% (Continued)	Shares	Value
Financials — 8.4% (Continued)
Banks — 2.6% (Continued)
First Republic Bank/CA	40,472	$2,085,522
		3,616,948
Capital Markets — 1.4%
Affiliated Managers Group, Inc. *	9,537	1,941,638

Diversified Financial Services — 0.9%
Interactive Brokers Group, Inc. - Class A	24,806	677,700
MarketAxess Holdings, Inc.	8,844	579,901
		1,257,601
Insurance — 1.5%
XL Group plc	58,730	2,086,090

Real Estate Management & Development — 2.0%
CBRE Group, Inc. - Class A *	83,422	2,814,658

Health Care — 19.5%
Biotechnology — 4.9%
Isis Pharmaceuticals, Inc. *	38,923	2,015,822
Keryx Biopharmaceuticals, Inc. *	65,812	1,046,411
Medivation, Inc. *	19,957	2,312,817
Momenta Pharmaceuticals, Inc. *	34,194	401,096
United Therapeutics Corp. *	7,458	988,707
		6,764,853
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc. *	25,264	1,437,522
DexCom, Inc. *	23,645	1,216,772
Insulet Corp. *	13,252	617,411
Tandem Diabetes Care, Inc. *	24,473	345,803
		3,617,508
Health Care Providers & Services — 4.4%
Centene Corp. *	17,309	1,709,610
Tenet Healthcare Corp. *	28,311	1,360,343
Universal Health Services, Inc. - Class B	29,657	3,102,715
		6,172,668
Life Sciences Tools & Services — 3.1%
ICON plc *	26,995	1,499,302
PAREXEL International Corp. *	22,607	1,322,736
WuXi PharmaTech (Cayman), Inc. - ADR *	41,319	1,417,655
		4,239,693

7

APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.5% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Pharmaceuticals — 4.5%
Akorn, Inc. *	57,941	$2,321,696
Jazz Pharmaceuticals plc *	11,671	2,066,817
Salix Pharmaceuticals Ltd. *	17,921	1,840,307
		6,228,820
Industrials — 15.0%
Aerospace & Defense — 1.1%
B/E Aerospace, Inc. *	20,647	1,607,782

Machinery — 5.0%
Nordson Corp.	22,593	1,765,643
Proto Labs, Inc. *	9,682	628,362
Valmont Industries, Inc.	10,897	1,473,492
Wabtec Corp.	34,938	3,091,664
		6,959,161
Professional Services — 4.1%
Robert Half International, Inc.	60,751	3,450,049
Towers Watson & Co. - Class A	19,197	2,168,493
		5,618,542
Road & Rail — 2.2%
Old Dominion Freight Line, Inc. *	37,173	3,012,500

Trading Companies & Distributors — 2.6%
United Rentals, Inc. *	31,331	3,550,116

Information Technology — 26.2%
Communications Equipment — 2.7%
Ciena Corp. *	68,205	1,127,429
F5 Networks, Inc. *	20,254	2,616,614
		3,744,043
Electronic Equipment, Instruments & Components — 2.1%
Dolby Laboratories, Inc. - Class A	32,546	1,444,392
FEI Co.	17,449	1,494,332
		2,938,724
Internet Software & Services — 5.4%
Bitauto Holdings Ltd. - ADR *	23,982	2,210,181
IAC/InterActiveCorp	44,229	2,887,269
Yelp, Inc. *	20,309	1,159,441
YY, Inc. - ADR *	16,492	1,260,813
		7,517,704

8

APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.5% (Continued)	Shares	Value
Information Technology — 26.2% (Continued)
IT Services — 7.7%
Gartner, Inc. *	32,119	$2,745,532
Global Payments, Inc.	27,410	2,367,128
Heartland Payment Systems, Inc.	35,736	1,948,327
NeuStar, Inc. - Class A *	38,141	1,039,342
Total System Services, Inc.	77,243	2,548,247
		10,648,576
Semiconductors & Semiconductor Equipment — 1.9%
Entegris, Inc. *	101,796	1,371,192
Power Integrations, Inc.	25,240	1,266,038
		2,637,230
Software — 6.4%
Advent Software, Inc.	40,950	1,291,154
Informatica Corp. *	29,306	1,066,152
Manhattan Associates, Inc. *	21,350	844,606
NetScout Systems, Inc. *	30,244	1,153,809
Rovi Corp. *	46,486	1,035,708
Splunk, Inc.*	22,380	1,501,698
Tableau Software, Inc. - Class A *	22,999	1,929,156
		8,822,283
Materials — 3.7%
Chemicals — 0.8%
Albemarle Corp.	19,325	1,140,948

Containers & Packaging — 1.2%
Silgan Holdings, Inc.	33,100	1,670,226

Metals & Mining — 0.3%
Constellium N.V. - Class A *	26,691	420,383

Paper & Forest Products — 1.4%
KapStone Paper and Packaging Corp. *	62,171	1,857,048

Total Common Stocks (Cost $119,269,616)		$136,557,345

9

APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a) (Cost $4,090,258)	4,090,258	$4,090,258

Total Investments at Value — 101.4% (Cost $123,359,874)		$140,647,603

Liabilities in Excess of Other Assets — (1.4%)		(1,960,040)

Net Assets — 100.0%		$138,687,563

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2014.
See accompanying notes to financial statements.

10

APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2014 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$123,359,874
At value (Note 2)	$140,647,603
Dividends receivable	103,790
Receivable for capital shares sold	35,768
Other assets	21,892
Total assets	140,809,053

LIABILITIES
Payable for investment securities purchased	1,991,516
Payable for capital shares redeemed	14,146
Payable to Adviser (Note 4)	83,311
Payable to administrator (Note 4)	17,248
Other accrued expenses	15,269
Total liabilities	2,121,490

NET ASSETS	$138,687,563

NET ASSETS CONSIST OF:
Paid-in capital	$121,409,547
Accumulated net investment loss	(336,529)
Accumulated net realized gains from security transactions	326,816
Net unrealized appreciation on investments	17,287,729
NET ASSETS	$138,687,563

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,485,954

Net asset value, offering price and redemption price per share (Note 2)	$16.34

See accompanying notes to financial statements.

11

APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2014 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign expense of $984)	$350,307

EXPENSES
Investment advisory fees (Note 4)	553,764
Administration fees (Note 4)	55,452
Custody and bank service fees	23,264
Registration and filing fees	21,415
Fund accounting fees (Note 4)	20,301
Professional fees	17,727
Transfer agent fees (Note 4)	9,008
Compliance fees (Note 4)	6,597
Postage and supplies	4,590
Trustees' fees and expenses (Note 4)	3,369
Insurance expense	1,717
Other expenses	9,625
Total expenses	726,829
Less fee reductions by the Adviser (Note 4)	(145,381)
Net expenses	581,448

NET INVESTMENT LOSS	(231,141)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	784,141
Net change in unrealized appreciation/depreciation on investments	7,520,167
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,304,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,073,167

See accompanying notes to financial statements.

12

APEXcm SMALL/MID-CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM OPERATIONS
Net investment loss	$(231,141)	$(192,714)
Net realized gains (losses) from security transactions	784,141	(197,613)
Net change in unrealized appreciation/ depreciation on investments	7,520,167	8,704,592
Net increase in net assets resulting from operations	8,073,167	8,314,265

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments	—	(226,268)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	50,446,250	74,662,709
Net asset value of shares issued in reinvestment of distributions to shareholders	—	162,061
Payments for shares redeemed	(8,308,554)	(7,589,046)
Net increase in net assets from capital share transactions	42,137,696	67,235,724

TOTAL INCREASE IN NET ASSETS	50,210,863	75,323,721

NET ASSETS
Beginning of period	88,476,700	13,152,979
End of period	$138,687,563	$88,476,700

ACCUMULATED NET INVESTMENT LOSS	$(336,529)	$(105,388)

CAPITAL SHARE ACTIVITY
Shares sold	3,181,661	5,289,946
Shares reinvested	—	10,768
Shares redeemed	(517,929)	(515,199)
Net increase in shares outstanding	2,663,732	4,785,515
Shares outstanding at beginning of period	5,822,222	1,036,707
Shares outstanding at end of period	8,485,954	5,822,222

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$15.20		$12.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.04	(b)
Net realized and unrealized gains on investments	1.16		2.60	2.72
Total from investment operations	1.14		2.57	2.76

Less distributions:
From net investment income	—		—	(0.07)
From net realized gains on investments	—		(0.06)	—
Total distributions	—		(0.06)	(0.07)

Net asset value at end of period	$16.34		$15.20	$12.69

Total return (c)	7.50	%(d)	20.26%	27.65	%(d)

Net assets at end of period (000's)	$138,688		$88,477	$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.31	%(e)	1.49%	4.87	%(e)

Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.42%	)(e)	(0.38%)	0.26	%(e)

Portfolio turnover rate	28	%(d)	47%	18	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
(b)	Calculated using weighted average shares outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

14

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1. Organization

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
15

APEXcm SMALL/MID-CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$136,557,345	$—	$—	$136,557,345
Money Market Funds	4,090,258	—	—	4,090,258
Total	$140,647,603	$—	$—	$140,647,603

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.
16

APEXcm SMALL/MID-CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. There were no distributions paid during the six months ended November 30, 2014. The tax character of the Fund’s distributions paid during the year ended May 31, 2014 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
May 31, 2014	$212,871	$13,397	$226,268

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.
17

APEXcm SMALL/MID-CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2014:

Tax cost of portfolio investments	$123,387,413
Gross unrealized appreciation	$20,942,870
Gross unrealized depreciation	(3,682,680)
Net unrealized appreciation	17,260,190
Accumulated net investment loss	(336,529)
Other gains	354,355
Accumulated earnings	$17,278,016

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 and May 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended November 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $75,386,237 and $30,735,150, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Apex Capital Management, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.
18

APEXcm SMALL/MID-CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until October 1, 2017, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% of the Fund’s average daily net assets. Accordingly, during the six months ended November 30, 2014, the Adviser reduced its advisory fees in the amount of $145,381.

Under the terms of the Expense Limitation Agreement, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitations. As of November 30, 2014, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2016	May 31, 2017	November 30, 2017
$144,876	$223,293	$145,381

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor.

TRUSTEE COMPENSATION
Each Independent Trustee receives from each Fund of the Trust a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

19

APEXcm SMALL/MID-CAP GROWTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2014, the Fund had 26.2% of the value of its net assets invested in stocks within the Information Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
20

APEXcm SMALL/MID-CAP GROWTH FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2014) and held until the end of the period (November 30, 2014).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

APEXcm SMALL/MID-CAP GROWTH FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,075.00	$5.46
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.80	$5.32

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

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BARROW ALL-CAP CORE FUND

INSTITUTIONAL CLASS (BALIX)
INVESTOR CLASS (BALAX)

BARROW ALL-CAP LONG/SHORT FUND

INSTITUTIONAL CLASS (BFSLX)
INVESTOR CLASS (BFLSX)

Semi-Annual Report
November 30, 2014
 (Unaudited)

BARROW ALL-CAP CORE FUND LETTER TO SHAREHOLDERS	January 15, 2015

Dear Shareholder,

For the six-month period ended November 30, 2014, the Barrow All-Cap Core Fund’s (the “Fund”) Institutional Class posted a total return net of fees and expenses of +3.64%, which lagged the total return of +8.58% for the S&P 500 Index (“S&P 500”). Calendar year-to-date, the Fund’s Institutional Class generated a total return of +5.60% compared to +13.98% for the S&P 500. Since 12/31/08, the Fund has generated a total return of +179.45% compared to +160.08% for the S&P 500*.

The Fund’s performance for the six months ended November 30, 2014 was negatively impacted by two main factors:

1.	Large-cap companies significantly outperformed mid-caps and small-caps, which compose roughly 80% of the Fund’s portfolio. The large-cap S&P 500 generated a total return of +8.58% compared to +5.47% and +4.09% for the S&P 400 Midcap and Russell 2000 Indices, which measure the performance of mid-cap and small-cap equities, respectively.

2.	The performance of the six sectors in which the Fund currently invests (Consumer Discretionary, Consumer Staples, Energy, Health Care, Industrials, and Materials) lagged that of the four non-included sectors (Financials, Information Technology, Telecommunications, and Utilities). For the six months ended November 30, 2014, the Fund’s six sectors in the S&P 500 Index generated a weighted average total return of +6.28% compared to +12.01% for the four non-included sectors. This differential was primarily caused by the Energy sector, which generated a total return of -14.48%. The S&P 400 Midcap and Russell 2000 Indices revealed a similar story with Energy sector total returns of -24.70% and -40.12%, respectively.

The Fund continued to implement its strategy of investing in companies that we believe are at the intersection of quality and value. We seek to employ a disciplined and dispassionate approach to investing in high quality companies at prices that are well below our estimate of their intrinsic value. During the period, we invested in new companies comprising multiple industry sectors and market capitalizations with what we consider to be strong balance sheets that are growing, generating ample free cash flow, and re-investing that cash at high internal rates of return.

Drawing on our investment team’s 18 years of private and public equity investment experience and research, we made these investments based on our belief that the market price of a well-constructed portfolio of high-quality stocks purchased at, in our opinion, bargain levels will trend toward our estimate of its intrinsic value over time. The Fund’s portfolio is highly diversified by market cap segment, industry, and position size.

The Fund’s investments are sourced by taking account of the opportunity set of all companies in our broad investment universe each time we commit capital to a new position. We think this approach allows us to uncover investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations without the behavioral biases inherent in concentrated-stock and sector-specialized investing.

With regard to hold period, we typically give the market at least one year to re-appraise each of the Fund’s holdings. The idea here is that it takes time from the date of our investment in any given company for the market to realize (or not) that a security’s market value is low compared to our estimate of intrinsic value and has high quality business metrics. We are more interested in the aggregate performance of the Fund’s diversified portfolio as opposed to any one position.

The three best-performing positions for the six months ended November 30, 2014 were USANA Health Sciences, Inc., United Therapeutics Corp., and Pilgrim’s Pride Corp., which generated total returns of +48.06%, +32.07% and +26.90%, respectively. The three worst-performing positions were Smith and Wesson Holding Corp., Future Fuel Corp., and Geospace Technologies Corp., which generated total returns of -35.36%, -29.43% and -42.45%, respectively.

Four of the Fund’s holdings were announced as take-over targets during the six-month period. On average, the Fund has experienced more than two take-overs per quarter, for a total of 64 since 12/31/08*, or roughly 4 times the market average.1 The control premium we have captured by virtue of holding stocks that end up being merger targets has made meaningful contributions to the Fund’s total returns, and we expect to continue to benefit from this effect going forward. We remove companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

For the six-month period, the portfolio generated a total return before fees and expenses of +4.29%, including +3.62% for large-caps, +6.94% for mid-caps and +2.45% for small-caps. This compares to +8.58% for the S&P 500 Index, +5.47% for the S&P 400 Midcap Index, and +4.09% for the Russell 2000 Index. Our sectors with the best absolute performance were Health Care and Consumer Staples, which generated total returns of +14.99% and +10.31%, respectively. Our sectors that did least well were Energy and Materials, which returned -14.34% and -4.36%, respectively.

Going forward, we believe the Fund is well positioned for near-term and long-term success given the quality and value attributes of its portfolio. Our goal remains unchanged, we expect the Fund to outperform its benchmarks over time.

The Fund’s portfolio had a position-weighted EBIT (Earnings Before Interest and Taxes) yield of 9.42% on November 30, 2014, which compares favorably with the 6.68% EBIT yield for the S&P 500. As of November 30, 2014, the Fund’s trailing twelve-month dividend yield was 1.92%, and the Fund’s 30 day SEC yield was 1.26%. We consider these healthy vital signs as being consistent with the use of our private equity framework, which, among other things, focuses on cash flow over GAAP earnings, in selecting securities for investment.

In addition to what we consider to be an attractive valuation level for our portfolio, we expect to benefit from the absolute and relative level of quality fundamentals in our holdings. As of November 30, 2014, our portfolio had the following position-weighted quality characteristics relative to the S&P 500 (SPX): return on equity (25.9% vs. 15.2% SPX); return on assets (11.1% vs. 3.3% SPX), operating margin (18.3% vs. 14.0% SPX) and debt-to-enterprise value (17.6% vs. 34.0% SPX).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Principal	Principal	Principal

[1]
Barrow calculates the frequency of merger and acquisition ("M&A") activity in the Fund's portfolio on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings the Fund has held in the Fund's portfolio. Barrow calculates the frequency of M&A activity in the market on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

*
The investment related and performance information discussed above for periods prior to Barrow All-Cap Core Fund’s inception date (August 30, 2013) are based on the activities of the Fund’s predecessor, the Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of Barrow All-Cap Core Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares on August 30, 2013, the date that Barrow All- Cap Core Fund commenced operations. Barrow All-Cap Core Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The performance information shows the Predecessor Private Fund’s returns calculated using the actual fees and expenses that were charged by the Predecessor Private Fund. This prior performance is net of management fees and other expenses but does not include the effect of the Predecessor Private Fund’s performance fee which was in place until October 7, 2012. From the Predecessor Private Fund’s inception on December 31, 2008 through the date of this prospectus, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected Barrow All-Cap Core Fund’s performance.

BARROW ALL-CAP CORE FUND
PERFORMANCE INFORMATION
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Barrow All-Cap Core Fund - Institutional Class(a)
versus the S&P 500® Index

Average Annual Total Returns(a)(b) For the periods ended November 30, 2014(a)
	1 Year	5 Years	Since Inception(c)
Barrow All-Cap Core Fund - Institutional Class	6.62%	17.93%	18.97%
Barrow All-Cap Core Fund - Investor Class	6.35%	n/a	15.32%
S&P 500® Index	16.86%	15.96%	17.54%

BARROW ALL-CAP CORE FUND
PERFORMANCE INFORMATION
November 30, 2014 (Unaudited) (Continued)

Comparison of Total Rates of Return with the S&P 500® Index
	Barrow All-Cap Core Fund - Institutional Class(a)	S&P 500® Index	Difference
Annual Total Rates of Return for the Calendar Years:
2009	30.10%	26.46%	3.64%
2010	18.75%	15.06%	3.69%
2011	5.50%	2.12%	3.38%
2012	18.77%	16.00%	2.77%
2013	36.69%	32.38%	4.31%
2014 (through 11/30/14)	5.60%	13.98%	(8.38%)

Total Return Since Inception (not annualized, as of 11/30/14)	179.45%	160.08%	19.37%

(a)
The Barrow All-Cap Core Fund - Institutional Class (the "Fund") performance includes the performance of the Barrow Street Fund LP (the "Predecessor Private Fund"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Predecessor Private Fund was reorganized into the Institutional Class shares of the Fund at the close of business on August 30, 2013, the date the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Private Fund. The performance of the Predecessor Private Fund is net of management fees of 1.50% of assets but does not include the effect of a 20% performance fee which was in place until October 7, 2012. The prior performance of the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. If such restrictions had been applicable, they might have adversely affected the Predecessor Private Fund’s performance.

(b)	The Fund’s total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Represents the period from December 31,2008(a) and August 30,2013 for the Institutional and Investor Classes, respectively, through November 30, 2014.

BARROW ALL-CAP LONG/SHORT FUND LETTER TO SHAREHOLDERS	January 15, 2015

Dear Shareholder,

For the six-month period ended November 30, 2014, the Barrow All-Cap Long/Short Fund’s (the “Fund”) Institutional Class posted a total return net of fees and expenses of +0.00%, which compares to +8.58% for the S&P 500 Index (“S&P 500”).

The Fund’s performance for the past six months was negatively impacted by two main factors:

1.	Large cap companies significantly outperformed mid caps and small caps, which compose roughly 80% of the Fund’s long and short portfolios. The S&P 500 generated a total return of +8.58% compared to +5.47% and +4.09% for the S&P 400 Midcap and Russell 2000 Indices, which measure the performance of mid-cap and small-cap equities, respectively.

2.	The performance of the six sectors (Consumer Discretionary, Consumer Staples, Energy, Health Care, Industrials, and Materials) in which the Fund currently invests lagged that of the four non-included sectors (Financials, Information Technology, Telecommunications, and Utilities). For the six months ended November 30, 2014, the Fund’s six sectors in the S&P 500 Index generated a weighted average total return of +6.28% compared to +12.01% for the four non-included sectors. This differential was primarily caused by the Energy sector, which generated a total return of -14.48%. The S&P 400 Midcap and Russell 2000 Indices revealed a similar story with Energy sector total returns of -24.70% and -40.12%, respectively.

The Fund continued to implement its strategy of investing in companies that we believe are at the intersection of quality and value. We seek to employ a disciplined and dispassionate approach to investing in companies at prices that are well below (longs) or well above (shorts) our appraisal of their intrinsic value. During the period, we invested in new companies comprising multiple industry sectors and market capitalizations. We purchased long many businesses that we believe are high-quality with strong balance sheets that are growing, generating ample free cash flow, and re-investing that cash at high internal rates of return. In tandem, we sold short four times as many companies that we consider to be overpriced with poor quality characteristics. Our short positions are tailored to our long positions by market capitalization and sector.

Drawing on our investment team’s 18 years of private and public equity investment experience and research, we made these investments based on the belief that the market price of a well-constructed portfolio of high (or low) quality stocks purchased at, in our opinion, bargain (or lofty) levels will trend toward our estimate of its intrinsic value over time. The Fund’s long and short portfolios are highly diversified by market cap segment, industry, and position size.

The Fund’s investments are sourced by taking account of the opportunity set of all companies in our broad investment universe each time we commit capital to a new position. We think this approach allows us to uncover investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations without the behavioral biases inherent in concentrated-stock and sector-specialized investing.

With regard to hold period, we typically give the market at least one year to re-appraise each of the Fund’s positions. The idea here is that it takes time from the date of our investment in any given company for the market to realize (or not) that a security’s market value is low (or high) compared to our estimate of intrinsic value, especially when re-considered in light of the high or low quality of their business characteristics. We are more interested in the aggregate performance of the Fund’s diversified portfolio as opposed to any one position.

The three best-performing positions for the six-months ended November 30, 2014 were USANA Health Sciences, Inc. (long), United Therapeutics Corp. (long), and Pilgrim’s Pride Corp. (long), which generated total returns of +45.93%, +31.94% and +23.27%, respectively. The three worst-performing positions were Puma Biotechnology, Inc. (short), Smith and Wesson Holding Corp. (long) and Future Fuel Corp. (long), which generated total returns of +256.15%, -35.34% and -29.74%, respectively.

Four of the Fund’s long holdings were announced as take-over targets during the six-month period. The control premium we have captured by virtue of holding stocks that end up being merger targets has made meaningful contributions to the Fund’s total returns, and we expect to continue to benefit from this effect going forward. We remove companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

During the period, the long portfolio generated a total return before fees and expenses of +3.72%, including +3.07% for large-caps, +6.40% for mid–caps, and +1.88% for small-caps. This compares to +8.58% for the S&P 500 Index, +5.47% for the S&P 400 Midcap Index, and +4.09% for the Russell 2000 Index. Our sectors with the best performance were Health Care and Consumer Staples, which generated price returns of +14.46% and +9.12%, respectively. The two sectors that did least well were Energy and Materials, which returned -15.04% and -5.02%, respectively.

The short portfolio generated a total return before fees and expenses of +4.04%, including +7.73% for large-caps, +4.95% for mid–caps, and +1.73% for small-caps which had a negative impact on the Fund as increasing prices of shorted securities reduce the portfolio’s value. The sectors with the best performance were Energy and Material, which generated total returns of -21.14% and -2.60%, respectively. The sectors that did least well were Health Care and Consumer Staples, which returned +18.63% and +8.12%, respectively.

Going forward, we believe the Fund is well positioned for near-term and long-term success given the fundamental quality and value attributes of its positions and its hedged portfolio, designed to reduce price volatility. Our goal remains the same; we expect the Fund’s long and short portfolios to outperform its benchmarks over time.

The Fund’s long portfolio had a position-weighted EBIT (Earnings Before Interest and Taxes) yield of 9.42% on November 30, 2014, which compares favorably with the 6.68% EBIT yield for the S&P 500. The short portfolio’s position-weighted EBIT yield of 3.60% is substantially lower than the S&P 500, indicating to us that these securities are significantly overpriced relative to market values. The Fund’s returns would benefit if the prices of these stocks were to drop. Furthermore, our long portfolio had an attractive dividend yield of 1.9%, which was nearly twice that of the short portfolio at 1.1%. The Fund’s 30-day SEC yield was -0.38%. We consider these healthy vital signs as being consistent with our strategy, which, among other things, focuses on cash flow over GAAP earnings, in selecting securities for investment.

Finally, we expect to benefit from the absolute and relative level of quality fundamentals in our holdings. As of November 30, 2014, our long and short portfolios had the following position-weighted quality characteristics relative to the S&P 500 (SPX): return on equity (25.9%/10.5% L/S vs. 15.2% SPX); return on assets (11.1%/4.1% L/S vs. 3.3% SPX), operating margin (18.3%/7.9% L/S vs. 14.0% SPX) and debt-to-enterprise value (17.6%/20.5% L/S vs. 34.0% SPX).

Sincerely,
Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Principal	Principal	Principal

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

BARROW ALL-CAP LONG/SHORT FUND
PERFORMANCE INFORMATION
 November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $250,000 Investment in
Barrow All-Cap Long/Short Fund - Institutional Class
versus the S&P 500® Index

Average Annual Total Returns(a) For Periods Ended November 30, 2014
	1 Year	Since Inception(b)
Barrow All-Cap Long/Short Fund - Institutional Class	(0.29%)	3.26%
Barrow All-Cap Long/Short Fund - Investor Class	(0.48%)	3.02%
S&P 500® Index	16.86%	23.24%

(a)	The Fund's total return does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on August 30, 2013.

BARROW ALL-CAP CORE FUND
PORTFOLIO INFORMATION
November 30, 2014 (Unaudited)

Sector Diversification

Top 10 Equity Holdings

Security Description	% of Net Assets
USANA Health Sciences, Inc.	1.70%
Vector Group Ltd.	1.66%
Lancaster Colony Corporation	1.54%
Altria Group, Inc.	1.43%
Dun & Bradstreet Corporation (The)	1.39%
Bed Bath & Beyond, Inc.	1.38%
Reynolds American, Inc.	1.37%
Northrop Grumman Corporation	1.35%
Outerwall, Inc.	1.32%
CF Industries Holdings, Inc.	1.31%

BARROW ALL-CAP LONG/SHORT FUND
PORTFOLIO INFORMATION
November 30, 2014 (Unaudited)

Net Sector Exposure Diversification*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
USANA Health Sciences, Inc.	2.20%	Boston Beer Company, Inc. - Class A	0.64%
Vector Group Ltd.	2.15%	United Natural Foods, Inc.	0.61%
Lancaster Colony Corporation	2.00%	TreeHouse Foods, Inc.	0.60%
Altria Group, Inc.	1.86%	Coca-Cola Bottling Company Consolidated	0.56%
Dun & Bradstreet Corporation (The)	1.80%	Fresh Del Monte Produce, Inc.	0.55%
Bed Bath & Beyond, Inc.	1.79%	Hain Celestial Group, Inc. (The)	0.53%
Reynolds American, Inc.	1.78%	Snyder's-Lance, Inc.	0.51%
Northrop Grumman Corporation	1.76%	WhiteWave Foods Company (The)	0.49%
Outerwall, Inc.	1.71%	Anderson's, Inc. (The)	0.48%
CF Industries Holdings, Inc.	1.71%	DexCom, Inc.	0.47%

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS November 30, 2014 (Unaudited)
COMMON STOCKS — 99.7%	Shares	Value
Consumer Discretionary — 22.2%
Auto Components — 0.7%
Dorman Products, Inc. (a)	1,286	$60,866
Gentex Corporation	314	11,166
Motorcar Parts of America, Inc. (a)	2,132	71,955
		143,987
Automobiles — 0.9%
Thor Industries, Inc.	1,336	78,504
Winnebago Industries, Inc.	4,807	121,040
		199,544
Diversified Consumer Services — 0.9%
H&R Block, Inc. (b)	5,933	199,586

Hotels, Restaurants & Leisure — 1.3%
DineEquity, Inc.	661	65,657
Interval Leisure Group, Inc. (b)	10,432	226,792
		292,449
Household Durables — 0.7%
NVR, Inc. (a)	105	132,160
Tupperware Brands Corporation (b)	466	31,339
		163,499
Leisure Products — 0.1%
Arctic Cat, Inc.	535	17,682

Media — 4.5%
CBS Corporation - Class B	1,144	62,783
Entravision Communications Corporation - Class A	15,329	99,026
Interpublic Group of Companies, Inc. (b)	7,708	156,395
Omnicom Group, Inc.	2,748	212,338
Scripps Networks Interactive, Inc. - Class A	1,225	95,758
Starz - Series A (a)	7,744	255,475
Time Warner, Inc.	802	68,266
Time, Inc.	1,963	46,994
		997,035
Specialty Retail — 10.5%
American Eagle Outfitters, Inc. (b)	1,466	20,671
AutoZone, Inc. (a)	76	43,906
Bed Bath & Beyond, Inc. (a) (b)	4,149	304,412
Best Buy Company, Inc.	713	28,099
Buckle, Inc. (The) (b)	5,412	277,040

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Consumer Discretionary — 22.2% (Continued)
Specialty Retail — 10.5% (Continued)
Cato Corporation (The) - Class A (b)	4,317	$173,198
DSW, Inc. - Class A	331	11,744
Express, Inc. (a) (b)	13,703	204,860
Finish Line, Inc. (The) - Class A	2,221	63,387
Foot Locker, Inc. (b)	1,725	98,825
GameStop Corporation - Class A (b)	6,225	235,367
GNC Holdings, Inc. - Class A	4,058	179,445
Hibbett Sports, Inc. (a)	3,198	160,444
Outerwall, Inc. (a) (b)	4,136	290,678
PetSmart, Inc.	157	12,365
Ross Stores, Inc.	656	60,011
Sally Beauty Holdings, Inc. (a)	339	10,730
Select Comfort Corporation (a) (b)	5,486	144,501
		2,319,683
Textiles, Apparel & Luxury Goods — 2.6%
Fossil Group, Inc. (a)	623	69,601
Iconix Brand Group, Inc. (a) (b)	4,331	175,016
Steven Madden Ltd. (a) (b)	7,577	258,376
Vera Bradley, Inc. (a)	2,658	61,107
		564,100
Consumer Staples — 20.3%
Beverages — 1.9%
Dr Pepper Snapple Group, Inc. (b)	2,399	177,526
National Beverage Corporation (a) (b)	9,417	236,743
		414,269
Food & Staples Retailing — 0.2%
CVS Health Corporation	187	17,084
Weis Markets, Inc.	496	22,876
		39,960
Food Products — 8.3%
B&G Foods, Inc. (b)	5,931	169,745
Calavo Growers, Inc.	956	41,051
Cal-Maine Foods, Inc.	2,735	114,542
Darling Ingredients, Inc. (a) (b)	1,018	18,935
General Mills, Inc.	282	14,875
Ingredion, Inc.	565	47,025
J & J Snack Foods Corporation	1,054	110,723
J.M. Smucker Company (The)	143	14,667
Kellogg Company	2,774	183,777
Kraft Foods Group, Inc.	3,811	229,308

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Consumer Staples — 20.3% (Continued)
Food Products — 8.3% (Continued)
Lancaster Colony Corporation (b)	3,625	$340,387
Pilgrim's Pride Corporation (a) (b)	8,062	260,403
Pinnacle Foods, Inc.	3,498	119,037
Seaboard Corporation (a)	46	158,700
		1,823,175
Household Products — 2.1%
Clorox Company (The)	386	39,225
Energizer Holdings, Inc. (b)	323	41,997
Spectrum Brands Holdings, Inc.	2,199	202,242
WD-40 Company	2,463	187,434
		470,898
Personal Products — 2.2%
Revlon, Inc. - Class A (a) (b)	3,203	105,571
USANA Health Sciences, Inc. (a) (b)	3,512	374,520
		480,091
Tobacco — 5.6%
Altria Group, Inc. (b)	6,280	315,633
Philip Morris International, Inc. (b)	2,329	202,460
Reynolds American, Inc. (b)	4,593	302,724
Universal Corporation	1,505	60,185
Vector Group Ltd. (b)	16,792	365,226
		1,246,228
Energy — 9.8%
Energy Equipment & Services — 1.8%
C&J Energy Services, Inc. (a) (b)	1,854	28,088
CARBO Ceramics, Inc.	302	11,488
Halliburton Company	399	16,838
Helmerich & Payne, Inc.	220	15,301
Matrix Service Company (a)	1,541	32,546
National Oilwell Varco, Inc. (b)	3,086	206,885
Oil States International, Inc. (a)	1,515	75,523
RPC, Inc.	446	5,927
		392,596
Oil, Gas & Consumable Fuels — 8.0%
Alliance Holdings GP, L.P.	105	7,038
Alliance Resource Partners, L.P.	3,266	150,432
Alon USA Partners, L.P. (b)	8,505	145,010
BP Prudhoe Bay Royalty Trust	1,818	139,441
CVR Energy, Inc. (b)	1,929	89,776
CVR Refining, L.P. (b)	4,407	98,232

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Energy — 9.8% (Continued)
Oil, Gas & Consumable Fuels — 8.0% (Continued)
Delek US Holdings, Inc. (b)	1,298	$38,810
Green Plains, Inc.	2,464	73,945
HollyFrontier Corporation (b)	3,385	138,176
Marathon Oil Corporation (b)	4,411	127,566
Marathon Petroleum Corporation (b)	1,596	143,784
Northern Tier Energy, L.P. (b)	6,862	163,864
Occidental Petroleum Corporation	835	66,608
Permian Basin Royalty Trust	7,183	78,654
REX American Resources Corporation (a)	1,286	81,365
VAALCO Energy, Inc. (a)	7,144	40,935
Valero Energy Corporation	1,620	78,748
Western Refining, Inc. (b)	2,527	103,885
		1,766,269
Health Care — 18.1%
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc. (a)	122	6,942
Anika Therapeutics, Inc. (a)	3,039	124,265
Edwards Lifesciences Corporation (a)	367	47,592
Globus Medical, Inc. - Class A (a) (b)	9,388	216,299
Medtronic, Inc. (b)	3,562	263,125
Sirona Dental Systems, Inc. (a)	84	7,257
Thoratec Corporation (a)	883	27,541
		693,021
Health Care Providers & Services — 12.0%
AMN Healthcare Services, Inc. (a) (b)	9,525	163,068
AmSurg Corporation (a) (b)	5,096	262,801
Bio-Reference Laboratories, Inc. (a) (b)	4,465	126,359
Cardinal Health, Inc. (b)	2,608	214,351
Chemed Corporation (b)	2,047	225,395
CorVel Corporation (a)	586	20,311
Ensign Group, Inc. (The)	1,235	48,684
HealthSouth Corporation (b)	6,841	281,370
IPC The Hospitalist Company, Inc. (a)	634	27,947
Laboratory Corporation of America Holdings (a) (b)	2,005	209,803
MEDNAX, Inc. (a) (b)	3,813	249,599
Owens & Minor, Inc.	179	6,124
Patterson Companies, Inc. (b)	4,046	194,936
PharMerica Corporation (a)	973	21,221
Premier, Inc. - Class A (a)	2,037	69,299

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Health Care — 18.1% (Continued)
Health Care Providers & Services — 12.0% (Continued)
Quest Diagnostics, Inc. (b)	4,134	$269,992
Select Medical Holdings Corporation	4,693	67,720
VCA, Inc. (a) (b)	3,721	176,115
		2,635,095
Health Care Technology — 0.2%
Computer Programs & Systems, Inc.	688	40,413

Pharmaceuticals — 2.8%
AbbVie, Inc.	350	24,220
DepoMed, Inc. (a)	9,302	144,088
Eli Lilly & Company	822	55,995
Johnson & Johnson	204	22,083
Lannett Company, Inc. (a)	469	23,042
Pfizer, Inc. (b)	5,405	168,366
Prestige Brands Holdings, Inc. (a) (b)	5,619	187,955
		625,749
Industrials — 18.7%
Aerospace & Defense — 4.7%
Cubic Corporation (b)	2,328	119,776
Engility Holdings, Inc. (a) (b)	2,789	117,277
Exelis, Inc. (b)	13,767	246,980
Northrop Grumman Corporation (b)	2,113	297,785
Raytheon Company (b)	2,270	242,209
Vectrus, Inc. (a) (b)	642	18,143
		1,042,170
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	937	43,870

Commercial Services & Supplies — 2.8%
ADT Corporation (The)	1,824	63,730
Deluxe Corporation (b)	4,908	286,873
Pitney Bowes, Inc. (b)	10,366	255,211
UniFirst Corporation	13	1,451
		607,265
Construction & Engineering — 0.5%
Argan, Inc.	3,365	106,906

Electrical Equipment — 2.0%
Babcock & Wilcox Company (The)	6,030	178,669
Emerson Electric Company (b)	2,494	158,993

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Industrials — 18.7% (Continued)
Electrical Equipment — 2.0% (Continued)
Generac Holdings, Inc. (a)	1,960	$85,025
Rockwell Automation, Inc.	201	23,197
		445,884
Machinery — 3.2%
Actuant Corporation - Class A	702	20,611
American Railcar Industries, Inc.	488	28,782
Deere & Company (b)	469	40,625
Dover Corporation	1,012	77,914
Greenbrier Companies, Inc. (The)	925	51,319
Joy Global, Inc. (b)	1,063	52,129
Lindsay Corporation (b)	1,974	173,574
Oshkosh Corporation (b)	1,661	75,409
PACCAR, Inc. (b)	348	23,323
Valmont Industries, Inc. (b)	1,213	164,022
		707,708
Professional Services — 5.0%
Dun & Bradstreet Corporation (The) (b)	2,412	306,203
FTI Consulting, Inc. (a) (b)	1,572	60,947
GP Strategies Corporation (a)	1,116	33,837
Huron Consulting Group, Inc. (a) (b)	2,121	146,688
Insperity, Inc.	5,670	185,126
Korn/Ferry International (a)	1,424	38,662
Navigant Consulting, Inc. (a) (b)	6,501	91,014
Resources Connection, Inc. (b)	1,353	20,525
RPX Corporation (a) (b)	16,142	211,783
		1,094,785
Trading Companies & Distributors — 0.3%
United Rentals, Inc. (a)	575	65,153

Materials — 10.6%
Chemicals — 7.3%
Albemarle Corporation	2,098	123,866
Celanese Corporation - Series A	767	46,074
CF Industries Holdings, Inc. (b)	1,075	288,261
CVR Partners, L.P.	1,767	18,978
Ferro Corporation (a)	12,596	162,111
Innophos Holdings, Inc.	350	18,928
Innospec, Inc.	1,036	44,403
Koppers Holdings, Inc. (b)	463	13,510

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Materials — 10.6% (Continued)
Chemicals — 7.3% (Continued)
LSB Industries, Inc. (a)	1,123	$37,138
LyondellBasell Industries N.V. - Class A	1,571	123,889
Minerals Technologies, Inc.	271	20,116
NewMarket Corporation (b)	446	175,599
OCI Partners, L.P.	6,336	107,712
Olin Corporation (b)	7,918	199,217
Scotts Miracle-Gro Company (The) - Class A	2,012	122,792
W.R. Grace & Company (a)	248	23,825
Westlake Chemical Corporation	1,455	92,538
		1,618,957
Containers & Packaging — 1.8%
Avery Dennison Corporation	3,748	185,563
Crown Holdings, Inc. (a)	1,260	62,370
Greif, Inc. - Class A	315	13,813
Owens-Illinois, Inc. (a)	1,673	42,896
Sonoco Products Company	1,915	80,468
		385,110
Metals & Mining — 0.7%
Compass Minerals International, Inc.	739	64,330
Kaiser Aluminum Corporation (b)	311	22,634
Southern Copper Corporation (b)	2,368	70,922
		157,886
Paper & Forest Products — 0.8%
Boise Cascade Company (a)	554	19,772
Louisiana-Pacific Corporation (a) (b)	3,477	52,990
Schweitzer-Mauduit International, Inc. (b)	2,278	97,430
		170,192

Total Common Stocks (Cost $18,599,195)		$21,971,215

BARROW ALL-CAP CORE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $39,891)	39,891	$39,891

Total Investments at Value — 99.9% (Cost $18,639,086)		$22,011,106

Other Assets in Excess of Liabilities — 0.1%		28,138

Net Assets — 100.0%		$22,039,244

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 5).
(c)	The rate shown is the 7-day effective yield as of November 30, 2014.
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS November 30, 2014 (Unaudited)
COMMON STOCKS — 127.7%	Shares	Value
Consumer Discretionary — 28.8%
Auto Components — 0.8%
Dorman Products, Inc. (a)	712	$33,699
Gentex Corporation (b)	174	6,187
Motorcar Parts of America, Inc. (a)	1,182	39,893
		79,779
Automobiles — 1.2%
Thor Industries, Inc. (b)	750	44,070
Winnebago Industries, Inc.	2,641	66,500
		110,570
Diversified Consumer Services — 1.2%
H&R Block, Inc. (b)	3,240	108,993

Hotels, Restaurants & Leisure — 1.7%
DineEquity, Inc.	366	36,355
Interval Leisure Group, Inc. (b)	5,780	125,657
		162,012
Household Durables — 1.0%
NVR, Inc. (a) (b)	57	71,744
Tupperware Brands Corporation (b)	262	17,620
		89,364
Leisure Products — 0.1%
Arctic Cat, Inc. (b)	294	9,717

Media — 5.9%
CBS Corporation - Class B	621	34,081
Entravision Communications Corporation - Class A (b)	8,516	55,013
Interpublic Group of Companies, Inc. (b)	4,270	86,638
Omnicom Group, Inc. (b)	1,522	117,605
Scripps Networks Interactive, Inc. - Class A (b)	683	53,390
Starz - Series A (a) (b)	4,299	141,824
Time Warner, Inc. (b)	444	37,793
Time, Inc.	1,105	26,454
		552,798
Specialty Retail — 13.6%
American Eagle Outfitters, Inc. (b)	519	7,318
AutoZone, Inc. (a) (b)	43	24,841
Bed Bath & Beyond, Inc. (a) (b)	2,299	168,678
Best Buy Company, Inc. (b)	393	15,488
Buckle, Inc. (The) (b)	2,998	153,468

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Consumer Discretionary — 28.8% (Continued)
Specialty Retail — 13.6% (Continued)
Cato Corporation (The) - Class A (b)	2,399	$96,248
DSW, Inc. - Class A (b)	183	6,493
Express, Inc. (a) (b)	7,616	113,859
Finish Line, Inc. (The) - Class A	1,229	35,076
Foot Locker, Inc. (b)	957	54,826
GameStop Corporation - Class A (b)	3,454	130,596
GNC Holdings, Inc. - Class A (b)	2,246	99,318
Hibbett Sports, Inc. (a) (b)	1,780	89,303
Outerwall, Inc. (a) (b)	2,288	160,801
PetSmart, Inc. (b)	91	7,167
Ross Stores, Inc. (b)	364	33,299
Sally Beauty Holdings, Inc. (a) (b)	187	5,918
Select Comfort Corporation (a) (b)	3,045	80,205
		1,282,902
Textiles, Apparel & Luxury Goods — 3.3%
Fossil Group, Inc. (a) (b)	346	38,655
Iconix Brand Group, Inc. (a) (b)	2,403	97,105
Steven Madden Ltd. (a) (b)	4,203	143,323
Vera Bradley, Inc. (a) (b)	1,471	33,818
		312,901
Consumer Staples — 25.3%
Beverages — 2.4%
Brown-Forman Corporation - Class B (b)	2	194
Dr Pepper Snapple Group, Inc. (b)	1,343	99,382
National Beverage Corporation (a) (b)	5,222	131,281
		230,857
Food & Staples Retailing — 0.2%
CVS Health Corporation (b)	105	9,593
Weis Markets, Inc.	279	12,867
		22,460
Food Products — 9.6%
B&G Foods, Inc. (b)	3,286	94,045
Cal-Maine Foods, Inc. (b)	700	29,316
General Mills, Inc. (b)	156	8,229
Ingredion, Inc. (b)	151	12,568
J & J Snack Foods Corporation (b)	581	61,034
J.M. Smucker Company (The) (b)	81	8,308
Kellogg Company (b)	1,467	97,189
Kraft Foods Group, Inc. (b)	2,111	127,019
Lancaster Colony Corporation (b)	2,010	188,739

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Consumer Staples — 25.3% (Continued)
Food Products — 9.6% (Continued)
Pilgrim's Pride Corporation (a) (b)	4,479	$144,672
Pinnacle Foods, Inc.	1,950	66,358
Seaboard Corporation (a) (b)	18	62,100
		899,577
Household Products — 2.8%
Clorox Company (The) (b)	216	21,950
Energizer Holdings, Inc. (b)	183	23,794
Spectrum Brands Holdings, Inc. (b)	1,221	112,295
WD-40 Company (b)	1,366	103,953
		261,992
Personal Products — 3.1%
Inter Parfums, Inc. (b)	861	22,084
Revlon, Inc. - Class A (a) (b)	1,783	58,768
USANA Health Sciences, Inc. (a) (b)	1,939	206,775
		287,627
Tobacco — 7.2%
Altria Group, Inc. (b)	3,483	175,055
Philip Morris International, Inc. (b)	1,290	112,140
Reynolds American, Inc. (b)	2,542	167,543
Universal Corporation	622	24,874
Vector Group Ltd. (b)	9,325	202,819
		682,431
Energy — 12.8%
Energy Equipment & Services — 2.3%
C&J Energy Services, Inc. (a) (b)	941	14,256
CARBO Ceramics, Inc.	166	6,315
Halliburton Company	224	9,453
Helmerich & Payne, Inc.	124	8,624
Matrix Service Company (a)	860	18,163
National Oilwell Varco, Inc. (b)	1,714	114,907
Oil States International, Inc. (a) (b)	845	42,123
RPC, Inc.	247	3,283
		217,124
Oil, Gas & Consumable Fuels — 10.5%
Alliance Holdings GP, L.P.	58	3,888
Alliance Resource Partners, L.P. (b)	1,810	83,369
Alon USA Energy, Inc. (b)	492	6,868
Alon USA Partners, L.P. (b)	4,716	80,408
BP Prudhoe Bay Royalty Trust (b)	1,010	77,467
CVR Energy, Inc. (b)	1,058	49,239

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Energy — 12.8% (Continued)
Oil, Gas & Consumable Fuels — 10.5% (Continued)
CVR Refining, L.P. (b)	2,451	$54,633
Delek US Holdings, Inc. (b)	716	21,408
Green Plains, Inc. (b)	1,370	41,114
HollyFrontier Corporation (b)	1,866	76,170
Marathon Oil Corporation (b)	2,441	70,594
Marathon Petroleum Corporation (b)	883	79,549
Northern Tier Energy, L.P. (b)	3,820	91,222
Occidental Petroleum Corporation (b)	462	36,854
Permian Basin Royalty Trust (b)	3,986	43,647
Phillips 66 (b)	57	4,162
REX American Resources Corporation (a) (b)	715	45,238
VAALCO Energy, Inc. (a) (b)	3,946	22,610
Valero Energy Corporation (b)	898	43,652
Western Refining, Inc. (b)	1,404	57,718
		989,810
Financials — 0.0% (c)
Insurance — 0.0% (c)
Gerova Financial Group Ltd. (a) (b) (d)	2	0

Health Care — 23.5%
Health Care Equipment & Supplies — 4.1%
Align Technology, Inc. (a) (b)	132	7,511
Anika Therapeutics, Inc. (a) (b)	1,690	69,104
Edwards Lifesciences Corporation (a) (b)	184	23,861
Globus Medical, Inc. - Class A (a) (b)	5,222	120,315
Medtronic, Inc. (b)	1,973	145,746
Sirona Dental Systems, Inc. (a) (b)	42	3,628
Thoratec Corporation (a) (b)	491	15,314
		385,479
Health Care Providers & Services — 15.5%
AmerisourceBergen Corporation (b)	4	364
AMN Healthcare Services, Inc. (a) (b)	5,251	89,897
AmSurg Corporation (a) (b)	2,824	145,634
Bio-Reference Laboratories, Inc. (a) (b)	2,475	70,043
Cardinal Health, Inc. (b)	1,438	118,189
Chemed Corporation (b)	1,139	125,415
CorVel Corporation (a)	330	11,438
Ensign Group, Inc. (The) (b)	691	27,239
HealthSouth Corporation (b)	3,796	156,129
IPC The Hospitalist Company, Inc. (a)	356	15,693

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Health Care — 23.5% (Continued)
Health Care Providers & Services — 15.5% (Continued)
Laboratory Corporation of America Holdings (a) (b)	1,104	$115,523
MEDNAX, Inc. (a) (b)	2,111	138,186
Owens & Minor, Inc. (b)	95	3,250
Patterson Companies, Inc. (b)	2,241	107,971
PharMerica Corporation (a) (b)	430	9,378
Premier, Inc. - Class A (a) (b)	1,141	38,817
Quest Diagnostics, Inc. (b)	2,297	150,017
Select Medical Holdings Corporation (b)	2,579	37,215
VCA, Inc. (a) (b)	2,058	97,405
		1,457,803
Health Care Technology — 0.2%
Computer Programs & Systems, Inc. (b)	383	22,497

Pharmaceuticals — 3.7%
AbbVie, Inc. (b)	188	13,010
DepoMed, Inc. (a) (b)	5,168	80,052
Eli Lilly & Company (b)	403	27,453
Johnson & Johnson	115	12,449
Lannett Company, Inc. (a)	263	12,921
Pfizer, Inc. (b)	2,994	93,263
Prestige Brands Holdings, Inc. (a) (b)	3,105	103,862
		343,010
Industrials — 24.0%
Aerospace & Defense — 6.1%
Cubic Corporation (b)	1,181	60,763
Engility Holdings, Inc. (a) (b)	1,544	64,925
Exelis, Inc. (b)	7,628	136,846
Northrop Grumman Corporation (b)	1,175	165,593
Raytheon Company (b)	1,257	134,122
Vectrus, Inc. (a) (b)	355	10,032
		572,281
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	525	24,581

Commercial Services & Supplies — 3.5%
ADT Corporation (The) (b)	869	30,363
Deluxe Corporation (b)	2,721	159,043
Pitney Bowes, Inc. (b)	5,744	141,417
UniFirst Corporation (b)	9	1,004
		331,827

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Industrials — 24.0% (Continued)
Construction & Engineering — 0.6%
Argan, Inc. (b)	1,864	$59,219

Electrical Equipment — 2.6%
Babcock & Wilcox Company (The) (b)	3,339	98,935
Emerson Electric Company (b)	1,387	88,421
Generac Holdings, Inc. (a) (b)	1,094	47,458
Rockwell Automation, Inc.	113	13,041
		247,855
Machinery — 4.1%
Actuant Corporation - Class A	394	11,568
American Railcar Industries, Inc. (b)	274	16,160
Deere & Company (b)	264	22,868
Dover Corporation (b)	569	43,807
Greenbrier Companies, Inc. (The) (b)	518	28,739
Joy Global, Inc. (b)	537	26,334
Lindsay Corporation (b)	1,092	96,020
Oshkosh Corporation (b)	928	42,131
PACCAR, Inc. (b)	179	11,997
Valmont Industries, Inc. (b)	669	90,462
		390,086
Professional Services — 6.4%
Dun & Bradstreet Corporation (The) (b)	1,333	169,224
FTI Consulting, Inc. (a) (b)	848	32,877
GP Strategies Corporation (a) (b)	623	18,889
Huron Consulting Group, Inc. (a) (b)	1,176	81,332
Insperity, Inc. (b)	3,138	102,456
Korn/Ferry International (a) (b)	797	21,639
Navigant Consulting, Inc. (a) (b)	3,414	47,796
Resources Connection, Inc. (b)	762	11,560
RPX Corporation (a) (b)	8,953	117,463
		603,236
Trading Companies & Distributors — 0.4%
United Rentals, Inc. (a) (b)	317	35,919

Materials — 13.3%
Chemicals — 9.2%
Albemarle Corporation (b)	1,126	66,479
Celanese Corporation - Series A (b)	289	17,360
CF Industries Holdings, Inc. (b)	599	160,622
CVR Partners, L.P.	978	10,504

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 127.7% (Continued)	Shares	Value
Materials — 13.3% (Continued)
Chemicals — 9.2% (Continued)
Ferro Corporation (a) (b)	6,623	$85,238
Innophos Holdings, Inc.	193	10,437
Innospec, Inc.	578	24,773
Koppers Holdings, Inc. (b)	196	5,719
LSB Industries, Inc. (a)	382	12,633
LyondellBasell Industries N.V. - Class A (b)	872	68,766
Minerals Technologies, Inc. (b)	61	4,528
NewMarket Corporation (b)	250	98,430
OCI Partners, L.P. (b)	3,522	59,874
Olin Corporation (b)	4,391	110,477
Scotts Miracle-Gro Company (The) - Class A (b)	1,113	67,926
W.R. Grace & Company (a)	138	13,258
Westlake Chemical Corporation (b)	806	51,262
		868,286
Containers & Packaging — 2.3%
Avery Dennison Corporation (b)	2,072	102,585
Crown Holdings, Inc. (a) (b)	695	34,402
Greif, Inc. - Class A (b)	176	7,718
Owens-Illinois, Inc. (a)	929	23,820
Sonoco Products Company (b)	1,066	44,793
		213,318
Metals & Mining — 0.9%
Compass Minerals International, Inc. (b)	412	35,865
Kaiser Aluminum Corporation (b)	172	12,518
Reliance Steel & Aluminum Company (b)	7	448
Southern Copper Corporation (b)	1,314	39,354
		88,185
Paper & Forest Products — 0.9%
Boise Cascade Company (a)	307	10,957
Louisiana-Pacific Corporation (a) (b)	1,010	15,392
Schweitzer-Mauduit International, Inc. (b)	1,258	53,805
		80,154

Total Common Stocks (Cost $11,059,666)		$12,024,650

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (e) (Cost $638,944)	638,944	$638,944

Total Investments at Value — 134.5% (Cost $11,698,610)		$12,663,594

Liabilities in Excess of Other Assets — (34.5%)		(3,248,979	)(f)

Net Assets — 100.0%		$9,414,615

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes (Note 2).
(c)	Percentage rounds to less than 0.1%.
(d)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2014, representing 0.0% of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of November 30, 2014.
(f)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT November 30, 2014 (Unaudited)
COMMON STOCKS — 87.3%	Shares	Value
Consumer Discretionary — 20.5%
Auto Components — 0.8%
Allison Transmission Holdings, Inc.	247	$8,124
BorgWarner, Inc.	162	9,163
Federal Mogul Holdings Corporation	385	5,975
Gentherm, Inc.	340	12,814
Goodyear Tire & Rubber Company (The)	304	8,333
Modine Manufacturing Company	940	11,440
Superior Industries International, Inc.	422	7,647
Visteon Corporation	91	8,918
		72,414
Automobiles — 0.3%
General Motors Company	264	8,825
Harley-Davidson, Inc.	98	6,829
Tesla Motors, Inc.	62	15,160
		30,814
Distributors — 0.4%
Core-Mark Holding Company, Inc.	334	20,077
LKQ Corporation	407	11,823
Pool Corporation	38	2,258
		34,158
Diversified Consumer Services — 0.7%
Hillenbrand, Inc.	257	8,265
LifeLock, Inc.	870	14,364
Matthews International Corporation - Class A	288	13,268
Regis Corporation	1,097	18,144
Service Corporation International	443	10,012
Sotheby's	121	4,890
		68,943
Hotels, Restaurants & Leisure — 6.2%
Aramark	253	7,691
Biglari Holdings, Inc.	35	13,001
BJ's Restaurants, Inc.	479	23,548
Bloomin' Brands, Inc.	682	15,529
Bob Evans Farms, Inc.	330	17,939
Brinker International, Inc.	98	5,520
Buffalo Wild Wings, Inc.	103	17,532
Carnival Corporation	313	13,822
Cedar Fair, L.P.	234	11,169
Cheesecake Factory, Inc. (The)	251	12,156

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Discretionary — 20.5% (Continued)
Hotels, Restaurants & Leisure — 6.2% (Continued)
Chipotle Mexican Grill, Inc.	19	$12,609
Churchill Downs, Inc.	174	16,754
Chuy's Holdings, Inc.	415	8,885
ClubCorp Holdings, Inc.	379	7,470
Cracker Barrel Old Country Store, Inc.	75	9,601
Darden Restaurants, Inc.	246	14,020
Dave & Buster's Entertainment, Inc.	120	2,750
Del Frisco's Restaurant Group, Inc.	397	8,821
Diamond Resorts International, Inc.	488	11,800
Dunkin' Brands Group, Inc.	78	3,771
Extended Stay America, Inc.	245	4,557
Fiesta Restaurant Group, Inc.	309	17,322
Hilton Worldwide Holdings, Inc.	41	1,075
Hyatt Hotels Corporation - Class A	208	12,257
International Speedway Corporation - Class A	497	15,546
Jack in the Box, Inc.	242	18,029
Krispy Kreme Doughnuts, Inc.	646	13,153
La Quinta Holdings, Inc.	74	1,629
Las Vegas Sands Corporation	163	10,381
Life Time Fitness, Inc.	295	16,337
Marcus Corporation (The)	423	6,963
Marriott International, Inc. - Class A	150	11,818
Marriott Vacations Worldwide Corporation	178	13,085
MGM Resorts International	501	11,428
Norwegian Cruise Line Holdings Ltd.	351	15,405
Papa John's International, Inc.	121	6,386
Red Robin Gourmet Burgers, Inc.	236	15,895
Royal Caribbean Cruises Ltd.	223	16,444
Ruby Tuesday, Inc.	802	6,689
Scientific Games Corporation - Class A	73	1,105
SeaWorld Entertainment, Inc.	409	6,826
Six Flags Entertainment Corporation	364	14,797
Sonic Corporation	675	18,353
Speedway Motorsports, Inc.	573	11,294
Starbucks Corporation	146	11,857
Starwood Hotels & Resorts Worldwide, Inc.	142	11,218
Texas Roadhouse, Inc.	398	13,158
Vail Resorts, Inc.	204	17,879
Wendy's Company (The)	1,711	14,920
Wynn Resorts Ltd.	55	9,824

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Discretionary — 20.5% (Continued)
Hotels, Restaurants & Leisure — 6.2% (Continued)
Yum! Brands, Inc.	49	$3,785
		583,803
Household Durables — 2.7%
Cavco Industries, Inc.	185	13,714
D.R. Horton, Inc.	429	10,935
Ethan Allen Interiors, Inc.	177	5,241
Harman International Industries, Inc.	112	12,155
Installed Building Products, Inc.	242	4,114
Jarden Corporation	291	12,848
La-Z-Boy, Inc.	38	988
Leggett & Platt, Inc.	256	10,775
Lennar Corporation - Class A	297	14,030
Libbey, Inc.	278	8,354
M/I Homes, Inc.	633	14,508
MDC Holdings, Inc.	543	14,286
Meritage Homes Corporation	103	4,040
Mohawk Industries, Inc.	88	13,516
Newell Rubbermaid, Inc.	118	4,285
PulteGroup, Inc.	544	11,767
Ryland Group, Inc. (The)	258	10,096
Standard Pacific Corporation	1,560	11,778
Stanley Black & Decker, Inc.	23	2,172
Taylor Morrison Home Corporation - Class A	485	9,380
Tempur Sealy International, Inc.	187	10,668
Toll Brothers, Inc.	346	12,106
TRI Pointe Homes, Inc.	374	5,707
Universal Electronics, Inc.	319	19,303
WCI Communities, Inc.	588	10,937
William Lyon Homes - Class A	326	6,709
		254,412
Internet & Catalog Retail — 1.0%
1-800-FLOWERS.COM, Inc. - Class A	473	4,044
Amazon.com, Inc.	37	12,530
Coupons.com, Inc.	206	3,146
Groupon, Inc.	1,756	13,223
HomeAway, Inc.	352	11,039
Liberty Interactive Corporation - Series A	367	10,698
Liberty Ventures Group - Series A	42	1,539
NetFlix, Inc.	27	9,358
NutriSystem, Inc.	438	8,309

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Discretionary — 20.5% (Continued)
Internet & Catalog Retail — 1.0% (Continued)
Orbitz Worldwide, Inc.	124	$947
Overstock.com, Inc.	55	1,367
RetailMeNot, Inc.	50	736
TripAdvisor, Inc.	129	9,501
Wayfair, Inc. - Class A	113	2,741
		89,178
Leisure Products — 0.2%
Callaway Golf Company	1,987	14,724
Hasbro, Inc.	63	3,729
Mattel, Inc.	45	1,420
		19,873
Media — 2.2%
AMC Entertainment Holdings, Inc. - Class A	60	1,573
Carmike Cinemas, Inc.	189	5,602
Charter Communications, Inc. - Class A	53	8,994
DISH Network Corporation - Class A	188	14,929
DreamWorks Animation SKG, Inc. - Class A	566	13,494
E.W. Scripps Company - Class A	846	16,565
Lamar Advertising Company - Class A	278	14,815
Liberty Broadband Corporation - Class A	25	1,371
Liberty Broadband Corporation - Class C	16	870
Liberty Media Corporation - Class A	129	4,743
Liberty Media Corporation - Class C	66	2,411
Lions Gate Entertainment Corporation	34	1,153
Live Nation, Inc.	624	16,723
Madison Square Garden Company (The) - Class A	235	17,164
Media General, Inc.	167	2,557
Morningstar, Inc.	22	1,468
New Media Investment Group, Inc.	252	5,121
New York Times Company (The) - Class A	299	3,794
News Corporation - Class A	283	4,392
Nexstar Broadcasting Group, Inc. - Class A	203	10,416
Regal Entertainment Group - Class A	248	5,726
Rentrak Corporation	239	20,100
Scholastic Corporation	477	16,934
Sirius XM Holdings, Inc.	2,999	10,886
Tribune Media Company - Class A	93	6,320
Tribune Publishing Company	7	148
Twenty-First Century Fox, Inc.	53	1,950

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Discretionary — 20.5% (Continued)
Media — 2.2% (Continued)
Walt Disney Company (The)	13	$1,203
		211,422
Multiline Retail — 0.8%
Big Lots, Inc.	211	10,719
Burlington Stores, Inc.	297	13,267
Fred's, Inc. - Class A	972	15,066
Kohl's Corporation	48	2,862
Target Corporation	203	15,022
Tuesday Morning Corporation	989	21,065
		78,001
Specialty Retail — 3.5%
Aaron's, Inc.	148	4,200
Abercrombie & Fitch Company - Class A	403	11,626
Advance Auto Parts, Inc.	43	6,324
Aéropostale, Inc.	637	2,217
Asbury Automotive Group, Inc.	71	5,375
AutoNation, Inc.	215	12,780
Barnes & Noble, Inc.	811	18,945
bebe stores, inc.	380	1,148
Cabela's, Inc.	237	12,855
CarMax, Inc.	240	13,675
Chico's FAS, Inc.	338	5,364
CST Brands, Inc.	238	10,391
Dick's Sporting Goods, Inc.	38	1,923
Five Below, Inc.	358	16,704
Lithia Motors, Inc. - Class A	196	14,408
Lowe's Companies, Inc.	232	14,809
Lumber Liquidators Holdings, Inc.	49	3,116
MarineMax, Inc.	138	2,554
Mattress Firm Holding Corporation	85	6,037
Men's Wearhouse, Inc. (The)	248	11,587
Monro Muffler Brake, Inc.	199	10,903
Office Depot, Inc.	2,879	19,088
O'Reilly Automotive, Inc.	5	914
Penske Automotive Group, Inc.	288	13,637
Pep Boys - Manny Moe & Jack (The)	1,490	14,513
Rent-A-Center, Inc.	76	2,622
Restoration Hardware Holdings, Inc.	217	18,330
Sears Hometown and Outlet Stores, Inc.	129	1,694
Stage Stores, Inc.	845	17,314

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Discretionary — 20.5% (Continued)
Specialty Retail — 3.5% (Continued)
Stein Mart, Inc.	480	$6,816
Systemax, Inc.	193	2,494
Tiffany & Company	123	13,274
Tractor Supply Company	154	11,847
Ulta Salon Cosmetics & Fragrance, Inc.	121	15,305
		324,789
Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Company	343	15,452
CROCS, Inc.	711	9,442
Deckers Outdoor Corporation	53	5,126
Hanesbrands, Inc.	125	14,465
Kate Spade & Company	461	14,766
NIKE, Inc. - Class B	144	14,298
Oxford Industries, Inc.	38	2,517
PVH Corporation	93	11,824
Quiksilver, Inc.	927	1,891
Skechers U.S.A., Inc. - Class A	308	18,914
Under Armour, Inc. - Class A	211	15,295
Unifi, Inc.	369	10,509
VF Corporation	111	8,344
Vince Holding Corporation	266	9,877
Wolverine World Wide, Inc.	275	8,390
		161,110
Consumer Staples — 16.7%
Beverages — 2.6%
Boston Beer Company, Inc. - Class A	228	59,957
Brown-Forman Corporation - Class B	303	29,406
Coca-Cola Bottling Company Consolidated	561	53,048
Coca-Cola Company (The)	323	14,480
Coca-Cola Enterprises, Inc.	576	25,310
Constellation Brands, Inc. - Class A	309	29,788
Molson Coors Brewing Company - Class B	363	28,078
Monster Beverage Corporation	79	8,860
		248,927
Food & Staples Retailing — 4.7%
Anderson's, Inc. (The)	838	45,286
Casey's General Stores, Inc.	293	24,530
Chefs' Warehouse, Inc. (The)	870	14,981
Costco Wholesale Corporation	219	31,124
Fresh Market, Inc. (The)	604	24,740

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Staples — 16.7% (Continued)
Food & Staples Retailing — 4.7% (Continued)
Kroger Company (The)	495	$29,621
Natural Grocers by Vitamin Cottage, Inc.	957	21,513
PriceSmart, Inc.	333	32,288
Rite Aid Corporation	2,131	11,678
SpartanNash Company	1,289	30,072
Sprouts Farmers Market, Inc.	835	26,545
Sysco Corporation	703	28,303
United Natural Foods, Inc.	760	57,144
Walgreen Company	400	27,444
Wal-Mart Stores, Inc.	55	4,815
Whole Foods Market, Inc.	580	28,437
		438,521
Food Products — 7.3%
Archer-Daniels-Midland Company	578	30,449
Boulder Brands, Inc.	2,199	23,749
Bunge Ltd.	327	29,682
Calavo Growers, Inc.	250	10,735
Campbell Soup Company	232	10,505
ConAgra Foods, Inc.	825	30,129
Darling Ingredients, Inc.	1,200	22,320
Dean Foods Company	2,240	38,192
Diamond Foods, Inc.	1,426	42,481
Farmer Brothers Company	389	11,094
Flowers Foods, Inc.	1,264	24,648
Fresh Del Monte Produce, Inc.	1,545	52,159
Hain Celestial Group, Inc. (The)	443	50,156
Hershey Company (The)	91	9,126
Keurig Green Mountain, Inc.	180	25,585
McCormick & Company, Inc.	373	27,725
Mead Johnson Nutrition Company	103	10,696
Mondelēz International, Inc. - Class A	727	28,498
Post Holdings, Inc.	272	10,880
Snyder's-Lance, Inc.	1,591	48,176
Tootsie Roll Industries, Inc.	1,489	43,389
TreeHouse Foods, Inc.	697	56,422
WhiteWave Foods Company (The)	1,259	46,117
		682,913
Household Products — 0.5%
Colgate-Palmolive Company	355	24,704
Kimberly Clark Corporation	184	21,453

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Consumer Staples — 16.7% (Continued)
Household Products — 0.5% (Continued)
Procter & Gamble Company (The)	28	$2,532
		48,689
Personal Products — 1.6%
Avon Products, Inc.	1,901	18,592
Coty, Inc. - Class A	1,018	20,604
Elizabeth Arden, Inc.	2,256	39,209
Estée Lauder Companies, Inc. (The) - Class A	259	19,202
IGI Laboratories, Inc.	1,213	12,700
Inter Parfums, Inc.	1,538	39,450
Synutra International, Inc.	361	1,921
		151,678
Energy — 8.6%
Energy Equipment & Services — 1.2%
Basic Energy Services, Inc.	337	3,009
Bristow Group, Inc.	126	8,077
CSI Compressco, L.P.	165	3,371
Era Group, Inc.	499	10,504
Exterran Holdings, Inc.	189	6,331
Exterran Partners, L.P.	341	8,430
Gulfmark Offshore, Inc. - Class A	65	1,693
Helix Energy Solutions Group, Inc.	139	3,179
ION Geophysical Corporation	1,708	4,219
Key Energy Services, Inc.	1,561	2,935
McDermott International, Inc.	2,367	8,403
Parker Drilling Company	549	1,949
Patterson-UTI Energy, Inc.	292	5,165
Pioneer Energy Services Corporation	700	4,228
Rowan Companies plc - Class A	378	8,229
SEACOR Holdings, Inc.	149	10,600
Superior Energy Services, Inc.	66	1,274
TETRA Technologies, Inc.	1,443	9,163
Tidewater, Inc.	80	2,473
USA Compression Partners, L.P.	300	5,700
Willbros Group, Inc.	383	1,743
		110,675
Oil, Gas & Consumable Fuels — 7.4%
Access Midstream Partners, L.P.	198	12,411
Alon USA Energy, Inc.	992	13,848
Antero Resources Corporation	150	7,038
Atlas Energy, L.P.	344	12,205

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Energy — 8.6% (Continued)
Oil, Gas & Consumable Fuels — 7.4% (Continued)
Bill Barrett Corporation	320	$3,242
Boardwalk Pipeline Partners, L.P.	598	9,867
Bonanza Creek Energy, Inc.	58	1,579
Buckeye Partners, L.P.	142	10,916
Cabot Oil & Gas Corporation	238	7,864
Callon Petroleum Company	300	1,473
Carrizo Oil & Gas, Inc.	179	7,063
Cheniere Energy Partners, L.P.	198	5,758
Cheniere Energy, Inc.	202	13,330
Chesapeake Energy Corporation	179	3,627
Cloud Peak Energy, Inc.	367	4,283
Cobalt International Energy, Inc.	793	7,137
Comstock Resources, Inc.	357	3,163
Concho Resources, Inc.	98	9,335
CONSOL Energy, Inc.	301	11,778
Crestwood Equity Partners, L.P.	488	4,392
Crestwood Midstream Partners, L.P.	356	7,148
CrossAmerica Partners, L.P.	110	3,631
DCP Midstream Partners, L.P.	173	8,288
Diamondback Energy, Inc.	221	12,464
Enbridge Energy Partners, L.P.	351	13,163
Energen Corporation	159	9,495
Energy Transfer Equity, L.P.	233	13,838
Energy Transfer Partners, L.P.	138	8,993
EnLink Midstream Partners, L.P.	415	11,574
Enlink Midstream, LLC	322	11,647
Enterprise Products Partners, L.P.	322	12,023
EQT Corporation	122	11,100
EQT Midstream Partners, L.P.	147	12,295
EV Energy Partners, L.P.	399	11,304
Gastar Exploration, Inc.	304	897
Genesis Energy, L.P.	270	11,888
Gulfport Energy Corporation	229	10,930
Hess Corporation	35	2,553
Holly Energy Partners, L.P.	99	3,331
Jones Energy, Inc. - Class A	667	6,770
Kinder Morgan, Inc.	273	11,289
Laredo Petroleum, Inc.	567	5,925
Legacy Reserves, L.P.	33	588
LinnCo, LLC	257	4,217

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Energy — 8.6% (Continued)
Oil, Gas & Consumable Fuels — 7.4% (Continued)
Magellan Midstream Partners, L.P.	73	$6,051
Magnum Hunter Resources Corporation	2,411	9,644
MarkWest Energy Partners, L.P.	157	11,156
Matador Resources Company	384	6,755
Memorial Production Partners, L.P.	310	4,266
MPLX, L.P.	174	11,555
Newfield Exploration Company	97	2,641
NGL Energy Partners, L.P.	349	12,180
Noble Energy, Inc.	111	5,459
NuStar Energy, L.P.	239	13,384
Oiltanking Partners, L.P.	55	2,655
ONEOK Partners, L.P.	79	3,482
ONEOK, Inc.	152	8,232
Par Petroleum Corporation	243	3,657
PDC Energy, Inc.	266	7,850
Phillips 66	123	8,981
Pioneer Natural Resources Company	63	9,024
Plains All American Pipeline, L.P.	74	3,807
Plains GP Holdings, L.P. - Class A	40	1,039
QEP Midstream Partners, L.P.	50	803
QEP Resources, Inc.	265	5,417
Range Resources Corporation	149	9,782
Regency Energy Partners, L.P.	282	8,034
Rentech, Inc.	3,361	4,336
Resolute Energy Corporation	486	914
Rex Energy Corporation	415	2,913
Rice Energy, Inc.	65	1,619
Rose Rock Midstream, L.P.	204	10,951
RSP Permian, Inc.	174	3,786
Sanchez Energy Corporation	319	3,602
SemGroup Corporation - Class A	199	14,724
Seventy Seven Energy, Inc.	66	513
SM Energy Company	29	1,260
Spectra Energy Corporation	302	11,440
Stone Energy Corporation	104	1,643
Sunoco Logistics Partners, L.P.	231	11,120
Synergy Resources Corporation	1,208	11,850
Tallgrass Energy Partners, L.P.	160	6,837
Targa Resources Corporation	102	11,642
Targa Resources Partners, L.P.	175	9,595

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Energy — 8.6% (Continued)
Oil, Gas & Consumable Fuels — 7.4% (Continued)
Tesoro Logistics, L.P.	234	$13,401
Triangle Petroleum Corporation	739	3,562
W&T Offshore, Inc.	66	497
Western Gas Equity Partners, L.P.	186	11,681
Western Gas Partners, L.P.	162	11,491
Western Refining Logistics, L.P.	195	6,065
Whiting Petroleum Corporation	68	2,840
Williams Companies, Inc.	255	13,196
Williams Partners, L.P.	211	10,917
WPX Energy, Inc.	691	9,377
		703,286
Financials — 0.0% (a)
Real Estate Investment Trusts — 0.0% (a)
OUTFRONT Media, Inc.	77	2,084

Health Care — 15.6%
Biotechnology — 0.0% (a)
Asterias Biotherapeutics, Inc.	1	4

Health Care Equipment & Supplies — 7.9%
Abaxis, Inc.	56	3,214
Abiomed, Inc.	477	16,943
Accuray, Inc.	1,961	13,511
Align Technology, Inc.	68	3,869
Analogic Corporation	171	12,456
AngioDynamics, Inc.	463	8,102
Antares Pharma, Inc.	1,175	2,702
AtriCure, Inc.	372	6,968
Baxter International, Inc.	363	26,499
Becton, Dickinson and Company	222	31,153
Boston Scientific Corporation	2,023	26,036
Cardiovascular Systems, Inc.	542	16,618
Cerus Corporation	358	1,622
CONMED Corporation	134	5,686
Cooper Companies, Inc. (The)	181	30,571
Cynosure, Inc. - Class A	549	15,136
DENTSPLY International, Inc.	543	29,854
DexCom, Inc.	854	43,947
Endologix, Inc.	1,147	14,716
GenMark Diagnostics, Inc.	795	9,031

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Health Care — 15.6% (Continued)
Health Care Equipment & Supplies — 7.9% (Continued)
Haemonetics Corporation	732	$27,033
Halyard Health, Inc.	23	902
HeartWare International, Inc.	187	13,750
Hill-Rom Holdings, Inc.	259	11,852
Hologic, Inc.	1,087	29,132
IDEXX Laboratories, Inc.	206	30,766
Inogen, Inc.	61	1,482
Insulet Corporation	821	38,250
Integra LifeSciences Holdings Corporation	328	16,151
Intuitive Surgical, Inc.	17	8,802
Invacare Corporation	726	10,984
LDR Holding Corporation	140	4,568
Merit Medical Systems, Inc.	1,051	15,555
Neogen Corporation	48	2,127
NuVasive, Inc.	471	20,691
NxStage Medical, Inc.	1,220	21,082
OraSure Technologies, Inc.	644	5,802
Quidel Corporation	489	13,624
Spectranetics Corporation (The)	607	19,928
St. Jude Medical, Inc.	63	4,281
STAAR Surgical Company	670	6,171
STERIS Corporation	42	2,677
Stryker Corporation	313	29,081
Teleflex, Inc.	52	6,196
Volcano Corporation	1,021	11,292
West Pharmaceutical Services, Inc.	738	38,383
Wright Medical Group, Inc.	531	15,553
ZELTIQ Aesthetics, Inc.	765	20,938
		745,687
Health Care Providers & Services — 3.6%
Acadia Healthcare Company, Inc.	699	43,345
Adeptus Health, Inc. - Class A	214	6,514
Air Methods Corporation	580	25,740
Amedisys, Inc.	855	21,734
AmerisourceBergen Corporation	160	14,568
BioScrip, Inc.	1,378	8,929
Brookdale Senior Living, Inc.	895	31,701
Capital Senior Living Corporation	547	13,921
Envision Healthcare Holdings, Inc.	229	8,097
ExamWorks Group, Inc.	443	17,432

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Health Care — 15.6% (Continued)
Health Care Providers & Services — 3.6% (Continued)
Express Scripts Holding Company	121	$10,061
Healthways, Inc.	1,008	15,705
Henry Schein, Inc.	108	14,818
HMS Holdings Corporation	438	9,137
LifePoint Hospitals, Inc.	551	38,124
McKesson Corporation	113	23,816
MWI Veterinary Supply, Inc.	103	16,832
Omnicare, Inc.	26	1,828
Team Health Holdings, Inc.	125	7,145
Universal Health Services, Inc. - Class B	83	8,684
		338,131
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.	2,205	26,504
athenahealth, Inc.	234	27,448
Cerner Corporation	457	29,431
IMS Health Holdings, Inc.	92	2,300
Medidata Solutions, Inc.	723	30,879
Quality Systems, Inc.	401	5,907
Veeva Systems, Inc. - Class A	364	11,958
		134,427
Pharmaceuticals — 2.6%
Abbott Laboratories	645	28,709
Actavis plc	119	32,203
Bristol-Myers Squibb Company	400	23,620
ContraVir Pharmaceuticals, Inc.	1	1
Hospira, Inc.	519	30,953
Jazz Pharmaceuticals plc	60	10,625
Mallinckrodt plc	91	8,392
Merck & Company, Inc.	387	23,375
Mylan, Inc.	483	28,309
Perrigo Company plc	34	5,446
Salix Pharmaceuticals Ltd.	198	20,333
Zoetis, Inc.	753	33,832
		245,798
Industrials — 16.8%
Aerospace & Defense — 2.4%
AAR Corporation	232	5,946
AeroVironment, Inc.	310	8,590
American Science & Engineering, Inc.	71	3,470
Astronics Corporation	174	8,529

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Aerospace & Defense — 2.4% (Continued)
B/E Aerospace, Inc.	140	$10,902
Boeing Company (The)	87	11,689
Curtiss-Wright Corporation	233	16,520
DigitalGlobe, Inc.	470	12,695
Esterline Technologies Corporation	137	16,280
GenCorp, Inc.	487	8,133
General Dynamics Corporation	23	3,343
HEICO Corporation	65	3,446
Hexcel Corporation	357	15,455
Honeywell International, Inc.	30	2,972
Huntington Ingalls Industries, Inc.	62	6,756
MOOG, Inc. - Class A	219	15,939
Orbital Sciences Corporation	85	2,314
Precision Castparts Corporation	10	2,379
Rockwell Collins, Inc.	119	10,178
Spirit Aerosystems Holdings, Inc. - Class A	412	17,761
Taser International, Inc.	220	4,726
Teledyne Technologies, Inc.	134	14,326
Textron, Inc.	311	13,472
Triumph Group, Inc.	20	1,361
United Technologies Corporation	63	6,935
		224,117
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.	1,083	8,610
Echo Global Logistics, Inc.	126	3,534
FedEx Corporation	77	13,720
Hub Group, Inc. - Class A	44	1,655
United Parcel Service, Inc. - Class B	91	10,003
UTi Worldwide, Inc.	875	10,325
XPO Logistics, Inc.	284	10,985
		58,832
Building Products — 1.8%
A.O. Smith Corporation	45	2,427
Apogee Enterprises, Inc.	274	12,393
Armstrong World Industries, Inc.	272	13,627
Builders FirstSource, Inc.	1,217	7,497
Continental Building Products, Inc.	167	2,789
Fortune Brands Home & Security, Inc.	281	12,623
Gibraltar Industries, Inc.	491	7,046
Griffon Corporation	123	1,531

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Building Products — 1.8% (Continued)
Lennox International, Inc.	45	$4,215
Masco Corporation	355	8,591
Masonite International Corporation	181	10,608
NCI Building Systems, Inc.	542	10,114
Nortek, Inc.	58	4,624
Owens Corning, Inc.	377	13,135
PGT, Inc.	283	2,663
Ply Gem Holdings, Inc.	269	3,368
Quanex Building Products Corporation	528	10,444
Simpson Manufacturing Company, Inc.	206	6,839
Trex Company, Inc.	243	10,240
Universal Forest Products, Inc.	138	6,588
USG Corporation	503	14,491
		165,853
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	144	3,901
ARC Document Solutions, Inc.	163	1,570
Brady Corporation - Class A	37	925
Brink's Company (The)	227	4,926
CECO Environmental Corporation	41	580
Cintas Corporation	14	1,024
Clean Harbors, Inc.	269	12,576
Copart, Inc.	96	3,489
Covanta Holding Corporation	620	15,543
G&K Services, Inc. - Class A	13	846
Healthcare Services Group, Inc.	435	13,120
Herman Miller, Inc.	299	9,087
InnerWorkings, Inc.	87	651
Interface, Inc.	464	7,016
Iron Mountain, Inc.	332	12,619
KAR Auction Services, Inc.	493	17,082
Kimball International, Inc. - Class B	374	3,512
Knoll, Inc.	341	6,319
McGrath RentCorp	260	9,168
Mobile Mini, Inc.	175	7,261
MSA Safety, Inc.	115	6,317
Multi-Color Corporation	17	932
Republic Services, Inc.	322	12,754
SP Plus Corporation	131	2,722
Stericycle, Inc.	99	12,763

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Commercial Services & Supplies — 2.3% (Continued)
Team, Inc.	203	$8,244
Tetra Tech, Inc.	279	7,583
US Ecology, Inc.	57	2,270
Viad Corporation	96	2,307
Waste Connections, Inc.	254	11,991
Waste Management, Inc.	265	12,913
		212,011
Construction & Engineering — 0.6%
AECOM Technology Corporation	116	3,713
Aegion Corporation	395	7,525
Ameresco, Inc. - Class A	174	1,342
Comfort Systems USA, Inc.	255	3,664
Dycom Industries, Inc.	326	9,972
Granite Construction, Inc.	280	10,038
Great Lakes Dredge & Dock Company	782	5,928
Jacobs Engineering Group, Inc.	152	7,060
MasTec, Inc.	105	2,531
Quanta Services, Inc.	248	7,564
		59,337
Electrical Equipment — 0.7%
Acuity Brands, Inc.	60	8,292
Eaton Corporation plc	109	7,393
Encore Wire Corporation	60	2,200
Enphase Energy, Inc.	143	1,503
Franklin Electric Company, Inc.	143	5,371
General Cable Corporation	85	1,170
GrafTech International Ltd.	1,184	4,831
Polypore International, Inc.	157	8,079
Power Solutions International, Inc.	136	8,928
PowerSecure International, Inc.	70	701
Regal-Beloit Corporation	124	8,968
SolarCity Corporation	149	8,195
Vicor Corporation	199	2,428
		68,059
Industrial Conglomerates — 0.0% (a)
General Electric Company	83	2,199

Machinery — 3.9%
Alamo Group, Inc.	39	1,858
Albany International Corporation - Class A	237	8,857

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Machinery — 3.9% (Continued)
Altra Industrial Motion Corporation	106	$3,247
Astec Industries, Inc.	244	9,582
Barnes Group, Inc.	390	14,325
Blount International, Inc.	209	3,432
Briggs & Stratton Corporation	464	9,303
Caterpillar, Inc.	110	11,066
Chart Industries, Inc.	153	6,076
CIRCOR International, Inc.	63	4,218
CLARCOR, Inc.	124	8,170
Colfax Corporation	189	9,739
Cummins, Inc.	49	7,135
Donaldson Company, Inc.	284	11,076
EnPro Industries, Inc.	145	9,355
ESCO Technologies, Inc.	156	5,619
Federal Signal Corporation	53	791
Flowserve Corporation	131	7,712
Gorman-Rupp Company (The)	279	8,733
Harsco Corporation	567	10,977
Ingersoll-Rand plc	66	4,162
ITT Corporation	306	12,668
John Bean Technologies Corporation	211	6,402
Kennametal, Inc.	336	12,372
Lydall, Inc.	169	4,490
Manitowoc Company, Inc. (The)	2	40
Meritor, Inc.	480	6,758
Middleby Corporation (The)	127	12,146
Mueller Industries, Inc.	38	1,247
Mueller Water Products, Inc. - Class A	601	5,704
NACCO Industries, Inc. - Class A	53	3,076
Nordson Corporation	11	860
Pall Corporation	137	13,167
Parker Hannifin Corporation	42	5,419
Proto Labs, Inc.	107	6,944
RBC Bearings, Inc.	71	4,514
Rexnord Corporation	259	7,135
SPX Corporation	150	13,454
Tennant Company	100	6,745
Terex Corporation	232	6,658
Timken Company	156	6,675
Titan International, Inc.	650	6,435

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Machinery — 3.9% (Continued)
Trimas Corporation	109	$3,393
Trinity Industries, Inc.	193	6,188
WABCO Holdings, Inc.	116	11,904
Watts Water Technologies, Inc. - Class A	249	15,055
Westinghouse Air Brake Technologies Corporation	66	5,840
Woodward, Inc.	317	16,383
Xylem, Inc.	321	12,307
		369,412
Marine — 0.2%
Kirby Corporation	110	10,575
Matson, Inc.	136	4,789
Scorpio Bulkers, Inc.	222	726
		16,090
Professional Services — 1.3%
Acacia Research Corporation	594	11,298
Advisory Board Company (The)	262	11,161
Barrett Business Services, Inc.	22	480
Corporate Executive Board Company (The)	216	15,813
IHS, Inc. - Class A	92	11,266
Kelly Services, Inc. - Class A	498	7,689
Kforce, Inc.	370	8,636
ManpowerGroup, Inc.	60	4,012
Mistras Group, Inc.	446	7,622
Nielsen Holdings N.V.	240	10,025
Paylocity Holding Corporation	322	9,367
Pendrell Corporation	1,319	1,860
TriNet Group, Inc.	140	4,432
TrueBlue, Inc.	89	2,043
WageWorks, Inc.	183	10,691
		116,395
Road & Rail — 2.3%
Amerco, Inc.	7	1,947
ArcBest Corporation	261	11,333
Celadon Group, Inc.	413	9,102
Con-Way, Inc.	339	16,794
CSX Corporation	361	13,173
Genesee & Wyoming, Inc. - Class A	118	11,634
Heartland Express, Inc.	527	13,981
J.B. Hunt Transport Services, Inc.	158	13,040
Kansas City Southern	102	12,132

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Road & Rail — 2.3% (Continued)
Knight Transportation, Inc.	460	$15,304
Marten Transport Ltd.	463	9,954
Norfolk Southern Corporation	119	13,285
Old Dominion Freight Line, Inc.	191	15,479
Ryder System, Inc.	69	6,591
Saia, Inc.	121	6,712
Swift Transportation Company	579	16,832
Union Pacific Corporation	120	14,012
Werner Enterprises, Inc.	430	13,339
		214,644
Trading Companies & Distributors — 0.5%
Aceto Corporation	39	819
Beacon Roofing Supply, Inc.	168	4,549
DXP Enterprises, Inc.	7	411
Fastenal Company	253	11,436
H&E Equipment Services, Inc.	267	9,345
Kaman Corporation	59	2,321
MRC Global, Inc.	286	5,780
MSC Industrial Direct Company, Inc. - Class A	53	4,117
Rush Enterprises, Inc. - Class A	170	5,964
Stock Building Supply Holdings, Inc.	207	3,314
Veritiv Corporation	5	251
Watsco, Inc.	15	1,522
		49,829
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Company, LLC	244	17,153
Wesco Aircraft Holdings, Inc.	313	4,379
		21,532
Materials — 9.1%
Chemicals — 3.2%
Advanced Emissions Solutions, Inc.	442	8,840
Air Products and Chemicals, Inc.	121	17,403
Airgas, Inc.	136	15,726
Ashland, Inc.	12	1,369
Axiall Corporation	139	6,016
Balchem Corporation	48	3,120
Cabot Corporation	292	12,579
Chemtura Corporation	855	19,922
Dow Chemical Company (The)	304	14,796
E.I. du Pont de Nemours and Company	181	12,923

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Materials — 9.1% (Continued)
Chemicals — 3.2% (Continued)
Ecolab, Inc.	137	$14,926
FMC Corporation	128	6,963
H.B. Fuller Company	44	1,900
Huntsman Corporation	579	14,776
International Flavors & Fragrances, Inc.	22	2,226
Intrepid Potash, Inc.	800	11,416
Kraton Performance Polymers, Inc.	661	12,162
Kronos Worldwide, Inc.	1,044	13,582
Monsanto Company	9	1,079
Mosaic Company (The)	119	5,447
OM Group, Inc.	491	13,360
PolyOne Corporation	643	23,984
Praxair, Inc.	110	14,122
Sensient Technologies Corporation	358	21,104
Tronox Ltd. - Class A	876	19,754
Valhi, Inc.	1,837	10,600
		300,095
Construction Materials — 0.7%
Eagle Materials, Inc.	268	22,081
Headwaters, Inc.	566	7,924
Martin Marietta Materials, Inc.	134	16,085
Vulcan Materials Company	230	15,203
		61,293
Containers & Packaging — 0.4%
Graphic Packaging Holding Company	640	7,968
Myers Industries, Inc.	316	5,142
Packaging Corporation of America	176	13,073
Rock-Tenn Company - Class A	109	6,192
Sealed Air Corporation	138	5,455
		37,830
Metals & Mining — 3.8%
Alcoa, Inc.	1,089	18,829
Allegheny Technologies, Inc.	645	21,730
Carpenter Technology Corporation	411	20,723
Century Aluminum Company	1,045	28,894
Coeur Mining, Inc.	1,579	6,490
Commercial Metals Company	1,078	17,614
Freeport-McMoRan Copper & Gold, Inc.	243	6,524
Globe Specialty Metals, Inc.	760	13,171
Haynes International, Inc.	266	11,941

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 87.3% (Continued)	Shares	Value
Materials — 9.1% (Continued)
Metals & Mining — 3.8% (Continued)
Hecla Mining Company	4,859	$11,467
Hi-Crush Partners, L.P.	42	1,547
Horsehead Holding Corporation	863	13,480
Materion Corporation	440	15,299
Newmont Mining Corporation	609	11,206
NN, Inc.	57	1,207
Nucor Corporation	281	15,070
Reliance Steel & Aluminum Company	138	8,824
Royal Gold, Inc.	365	23,243
RTI International Metals, Inc.	206	4,724
Schnitzer Steel Industries, Inc. - Class A	553	12,608
Steel Dynamics, Inc.	1,133	25,538
Stillwater Mining Company	1,300	17,069
SunCoke Energy, Inc.	668	13,580
TimkenSteel Corporation	57	2,030
United States Steel Corporation	286	9,538
US Silica Holdings, Inc.	295	9,269
Worthington Industries, Inc.	496	18,704
		360,319
Paper & Forest Products — 1.0%
Clearwater Paper Corporation	185	12,258
Deltic Timber Corporation	233	14,504
International Paper Company	270	14,531
KapStone Paper and Packaging Corporation	495	14,786
MeadWestvaco Corporation	365	16,352
P.H. Glatfelter Company	547	13,850
Wausau Paper Corporation	1,151	11,453
		97,734

Total Common Stocks (Proceeds $7,753,847)		$8,215,318

BARROW ALL-CAP LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
WARRANTS — 0.0% (a)	Shares	Value
BioTime, Inc.	1	$1
Magnum Hunter Resources Corporation (b)	97	0
Total Warrants (Proceeds $2)		$1

Total Securities Sold Short — 87.3% (Proceeds $7,753,849)		$8,215,319

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2014, representing 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF ASSETS AND LIABILITIES November 30, 2014 (Unaudited)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund
ASSETS
Investments in securities:
At acquisition cost	$18,639,086	$11,698,610
At value (Note 2)	$22,011,106	$12,663,594
Deposits with brokers for securities sold short (Note 2)	—	4,946,532
Dividends and interest receivable	37,833	21,635
Receivable for capital shares sold	—	100
Receivable from Adviser (Note 4)	—	6,217
Other assets	22,036	21,989
TOTAL ASSETS	22,070,975	17,660,067

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $7,753,849)	—	8,215,319
Line of credit payable (Note 5)	15,040	—
Dividends payable on securities sold short (Note 2)	—	7,377
Payable to Adviser (Note 4)	2,369	—
Payable to administrator (Note 4)	8,180	8,330
Accrued brokerage expense on securities sold short (Note 2)	—	805
Other accrued expenses and liabilities	6,142	13,621
TOTAL LIABILITIES	31,731	8,245,452

NET ASSETS	$22,039,244	$9,414,615

Net assets consist of:
Paid-in capital	$16,685,058	$9,133,864
Accumulated net investment income	221,614	5,025
Accumulated net realized gains (losses) from security transactions	1,760,552	(227,788)
Net unrealized appreciation (depreciation) on:
Investments	3,372,020	964,984
Short positions	—	(461,470)
Net assets	$22,039,244	$9,414,615

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$21,730,547	$9,240,661
Institutional Class shares of beneficial interest outstanding	794,289	888,088
Net asset value, offering price and redemption price per share (Note 2)	$27.36	$10.41

INVESTOR CLASS
Net assets applicable to Investor Class	$308,697	$173,954
Investor Class shares of beneficial interest outstanding	11,311	16,758
Net asset value, offering price and redemption price per share (Note 2)	$27.29	$10.38

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended November 30, 2014 (Unaudited)
	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund
INVESTMENT INCOME
Dividends	$248,909	$85,070
Interest	—	8,285
TOTAL INVESTMENT INCOME	248,909	93,355

EXPENSES
Investment advisory fees (Note 4)	107,612	40,795
Professional fees	17,812	17,812
Accounting services fees (Note 4)	16,837	16,023
Registration and filing fees	15,237	15,775
Dividend expense on securities sold short (Note 2)	—	30,953
Administration fees (Note 4)	12,750	12,500
Custodian fees	10,787	14,034
Transfer agent fees (Note 4)	12,000	12,000
Brokerage expense on securities sold short (Note 2)	—	21,559
Pricing fees	2,141	10,911
Compliance service fees (Note 4)	6,000	6,000
Trustees’ fees and expenses (Note 4)	3,791	3,791
Printing of shareholder reports	1,995	1,995
Insurance expense	1,669	1,669
Postage and supplies	1,543	1,619
Borrowing costs (Note 5)	859	—
Distribution fees, Investor Class (Note 4)	293	216
Other expenses	4,345	4,353
TOTAL EXPENSES	215,671	212,005
Investment advisory fee reductions and/or expense reimbursements by Advisor (Note 4)	(89,514)	(111,954)
NET EXPENSES	126,157	100,051

NET INVESTMENT INCOME (LOSS)	122,752	(6,696)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	$90,093	$(10,666)
Securities sold short	—	(259,371)
Net change in unrealized appreciation (depreciation) on:
Investments	543,769	625,660
Securities sold short	—	(220,611)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	633,862	135,012

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$756,614	$128,316
See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014 (a)
FROM OPERATIONS
Net investment income	$122,752	$147,458
Net realized gains from security transactions	90,093	2,033,616
Net change in unrealized appreciation (depreciation) on investments	543,769	550,715
Net increase in net assets resulting from operations	756,614	2,731,789

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investment income, Institutional Class	—	(48,373)
Investment income, Investor Class	—	(223)
Realized gains, Institutional Class	—	(360,767)
Realized gains, Investor Class	—	(2,390)
Decrease in net assets from distributions to shareholders	—	(411,753)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	392,385	2,180,472
Net asset value of shares issued in reinvestment of distributions	—	409,139
Proceeds from tax-free reorganization (Note 1)	—	16,732,894
Payments for shares redeemed	(788,199)	(243,555)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(395,814)	19,078,950

Investor Class
Proceeds from shares sold	279,891	337,567
Net asset value of shares issued in reinvestment of distributions	—	2,613
Payments for shares redeemed	(340,613)	—
Net increase (decrease) in Investor Class net assets from capital share transactions	(60,722)	340,180

TOTAL INCREASE IN NET ASSETS	300,078	21,739,166

NET ASSETS
Beginning of period	21,739,166	—
End of period	$22,039,244	$21,739,166

ACCUMULATED NET INVESTMENT INCOME	$221,614	$98,862

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014 (a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	14,832	85,541
Shares reinvested	—	15,791
Shares issued from tax-free reorganization (Note 1)	—	718,150
Shares redeemed	(30,255)	(9,769)
Net increase (decrease) in shares outstanding	(15,423)	809,713
Shares outstanding, beginning of period	809,712	—
Shares outstanding, end of period	794,289	809,713

Investor Class
Shares sold	10,547	13,501
Shares reinvested	—	101
Shares redeemed	(12,838)	—
Net increase (decrease) in shares outstanding	(2,291)	13,602
Shares outstanding, beginning of period	13,602	—
Shares outstanding, end of period	11,311	13,602

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014(a)
FROM OPERATIONS
Net investment loss	$(6,696)	$(10,870)
Net realized gains (losses) from:
Investments	(10,666)	253,094
Securities sold short	(259,371)	(188,254)
Net change in unrealized appreciation (depreciation) on:
Investments	625,660	339,324
Securities sold short	(220,611)	(240,859)
Net increase in net assets resulting from operations	128,316	152,435

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	5,001,025	5,510,279
Payments for shares redeemed	(100,996)	(1,444,928)
Net increase in Institutional Class net assets from capital share transactions	4,900,029	4,065,351

Investor Class
Proceeds from shares sold	—	201,389
Payments for shares redeemed	—	(32,905)
Net increase in Investor Class net assets from capital share transactions	—	168,484

TOTAL INCREASE IN NET ASSETS	5,028,345	4,386,270

NET ASSETS
Beginning of period	4,386,270	—
End of period	$9,414,615	$4,386,270

ACCUMULATED NET INVESTMENT INCOME	$5,025	$11,721

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014(a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	493,196	546,033
Shares redeemed	(9,873)	(141,268)
Net increase in shares outstanding	483,323	404,765
Shares outstanding, beginning of period	404,765	—
Shares outstanding, end of period	888,088	404,765

Investor Class
Shares sold	—	19,972
Shares redeemed	—	(3,214)
Net increase in shares outstanding	—	16,758
Shares outstanding, beginning of period	16,758	—
Shares outstanding, end of period	16,758	16,758

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$26.40		$23.30

Income from investment operations:
Net investment income	0.16		0.18
Net realized and unrealized gains on investments	0.80		3.47
Total from investment operations	0.96		3.65

Less distributions:
From net investment income	—		(0.06)
From net realized gains from investments	—		(0.49)
Total from investment operations	—		(0.55)

Net asset value at end of period	$27.36		$26.40

Total return (b)	3.64	%(c)	15.73	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$21,731		$21,380

Ratio of total expenses to average net assets	1.84	%(d)	1.86	%(d)

Ratio of net expenses to average net assets (e)	1.16	%(d)	1.15	%(d)

Ratio of net expenses to average net assets excluding borrowing costs (e)	1.15	%(d)	1.15	%(d)

Ratio of net investment income to average net assets (e)	1.13	%(d)	1.01	%(d)

Portfolio turnover rate	53	%(c)	45	%(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

BARROW ALL-CAP CORE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$26.37		$23.30

Income from investment operations:
Net investment income	0.12		0.09
Net realized and unrealized gains on investments	0.80		3.51
Total from investment operations	0.92		3.60

Less distributions:
From net investment income	—		(0.04)
From net realized gains from investments	—		(0.49)
Total from investment operations	—		(0.53)

Net asset value at end of period	$27.29		$26.37

Total return (b)	3.49	%(c)	15.51	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$309		$359

Ratio of total expenses to average net assets	14.97	%(d)	16.03	%(d)

Ratio of net expenses to average net assets (e)	1.41	%(d)	1.40	%(d)

Ratio of net expenses to average net assets excluding borrowing costs (e)	1.40	%(d)	1.40	%(d)

Ratio of net investment income to average net assets (e)	1.04	%(d)	0.76	%(d)

Portfolio turnover rate	53	%(c)	45	%(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.41		$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)
Net realized and unrealized gains on investments	0.02		0.44
Total from investment operations	0.00	(b)	0.41

Net asset value at end of period	$10.41		$10.41

Total return (c)	0.00	%(d)	4.10	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$9,241		$4,212

Ratio of total expenses to average net assets (e)	7.23	%(f)	8.69	%(f)

Ratio of net expenses to average net assets (e) (g)	3.67	%(f)	3.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense (e) (g)	2.53	%(f)	2.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (g)	1.74	%(f)	1.74	%(f)

Ratio of net investment loss to average net assets (g)	(0.24	%)(f)	(0.37	%)(f)

Portfolio turnover rate	54	%(d)	76	%(d)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)
The Fund earns interest income on the margin account balance that is associated with securities sold short. The ratio of interest income to average net assets for the periods ended November 30, 2014 and May 31, 2014 is 0.30%(f) and 0.28%(f), respectively.

(f)	Annualized.
(g)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

BARROW ALL-CAP LONG/SHORT FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.39		$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.04)
Net realized and unrealized gains on investments	0.02		0.43
Total from investment operations	(0.01)		0.39

Net asset value at end of period	$10.38		$10.39

Total return (b)	(0.10%	)(c)	3.90	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$174		$174

Ratio of total expenses to average net assets (d)	24.89	%(e)	21.15	%(e)

Ratio of net expenses to average net assets (d) (f)	3.92	%(e)	3.76	%(e)

Ratio of net expenses to average net assets excluding dividend expense (d) (f)	2.78	%(e)	2.76	%(e)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (f)	1.99	%(e)	1.99	%(e)

Ratio of net investment loss to average net assets (f)	(0.54	%)(e)	(0.62	%)(e)

Portfolio turnover rate	54	%(c)	76	%(c)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014 (Note 1).
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)
The Fund earns interest income on the margin account balance that is associated with securities sold short. The ratio of interest income to average net assets for the periods ended November 30, 2014 and May 31, 2014 is 0.30%(f) and 0.28%(f), respectively.

(e)	Annualized.
(f)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

BARROW FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1. Organization

Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations at the close of business on August 30, 2013.

The investment objective of Barrow All-Cap Core Fund is to generate long-term capital appreciation. The investment objective of Barrow All-Cap Long/Short Fund is to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

Barrow All-Cap Core Fund acquired the assets and liabilities of Barrow Street Fund LP, a Delaware limited partnership (the “Predecessor Private Fund”), in a tax-free reorganization completed at the close of business on August 30, 2013, the date the Barrow All-Cap Core Fund commenced operations. The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of Barrow All-Cap Core Fund. However, the Predecessor Private Fund was not a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). These requirements and restrictions would have affected the Predecessor Private Fund’s performance. In addition, the Predecessor Private Fund charged an annual management fee of 1.50% of assets and, until October 7, 2012, a 20% performance fee after it reached certain performance benchmarks. Barrow All-Cap Core Fund pays a management fee equal to 0.99% of average daily net assets and does not charge a performance fee.

Upon completion of the reorganization, the net assets of Barrow All-Cap Core Fund were $16,732,894. The number of shares of Barrow All-Cap Core Fund issued in connection with the reorganization was 718,150, and the amount of net unrealized gains on the portfolio securities transferred to Barrow All-Cap Core Fund was $2,277,536.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads or distribution fees and requires a $250,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requires a $2,500 initial investment). Each class of shares represents an ownership interest in the same investment portfolio.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value their over-the-counter securities at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2014:

Barrow All-Cap Core Fund	Level 1	Level 2		Level 3	Total
Investments in Securities:
Common Stocks	$21,971,215	$—		$—	$21,971,215
Money Market Funds	39,891	—		—	39,891
Total	$22,011,106	$—		$—	$22,011,106

Barrow All-Cap Long/Short Fund	Level 1	Level 2		Level 3	Total
Investments in Securities:
Common Stocks	$12,024,650	$0	(a)	$—	$12,024,650
Money Market Funds	638,944	—		—	638,944
Total	$12,663,594	$0	(a)	$—	$12,663,594
Other Financial Instruments:
Common Stocks – Sold Short	$(8,215,318)	$—		$—	$(8,215,318)
Warrants – Sold Short	(1)	0	(a)	—	(1)
Total	$(8,215,319)	$0	(a)	$—	$(8,215,319)

(a)	Barrow All-Cap Long/Short Fund holds Level 2 securities which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of November 30, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of November 30, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share of such class.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Fund-level expenses of each Fund that are not attributable to a specific class are allocated daily to each class of shares of that Fund based upon the class' proportionate share of total net assets of the Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid by either Fund during the six months ended November 30, 2014. The tax character of distributions paid by Barrow All-Cap Core Fund during the period ended May 31, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Institutional Class	$193,861	$215,279	$409,140
Investor Class	$1,187	$1,426	$2,613

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds made the following distributions subsequent to November 30, 2014 to shareholders of record on the record dates as stated below:

			Per Share
	Record Date	Ex-Date	Ordinary Income	Long-term Capital Gain
Barrow All-Cap Core Fund - Institutional Class	12/1/2014	12/2/2014	$0.1334	$2.0089
Barrow All-Cap Core Fund - Institutional Class	12/30/2014	12/31/2014	0.1933	—
Barrow All-Cap Core Fund - Investor Class	12/1/2014	12/2/2014	0.1334	2.0089
Barrow All-Cap Core Fund - Investor Class	12/30/2014	12/31/2014	0.1496	—
Barrow All-Cap Long/Short Fund - Institutional Class	12/1/2014	12/2/2014	0.1908	—
Barrow All-Cap Long/Short Fund - Investor Class	12/1/2014	12/2/2014	0.1908	—

Short Positions – Barrow All-Cap Long/Short Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Barrow All-Cap Long/Short Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and subject a fund to the potential for unlimited losses.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund
Cost of portfolio investments	$18,597,867	$11,725,402
Gross unrealized appreciation	$3,812,226	$1,193,842
Gross unrealized depreciation	(398,987)	(255,650)
Net unrealized appreciation	3,413,239	938,192
Net unrealized depreciation on securities sold short	—	(658,306)
Undistributed ordinary income	161,229	172,629
Accumulated ordinary income (loss)	79,402	(25,665)
Undistributed long-term gains	1,593,054	—
Other gains (losses)	107,262	(146,099)
Accumulated earnings	$5,354,186	$280,751

As of November 30, 2014, the proceeds of securities sold short on a tax basis is $7,557,013 for Barrow All-Cap Long/Short Fund.

The value of the federal income tax cost of portfolio investments, securities sold short, tax components of accumulated earnings, and financial statement cost and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Funds.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed tax positions taken on federal income tax returns for the current year and for the tax period ended May 31, 2014 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended November 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $11,648,846 and $11,587,552, respectively, for Barrow All-Cap Core Fund and $9,696,350 and $4,029,938, respectively, for Barrow All-Cap Long/Short Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by Barrow Street Advisors, LLC (the "Adviser")pursuant to the terms of an Investment Advisory Agreement. Barrow All-Cap Core Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets. Barrow All-Cap Long/Short Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.50% of its average daily net assets.

Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until October 1, 2016, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective Class:

	Institutional Class	Investor Class
Barrow All-Cap Core Fund	1.15%	1.40%
Barrow All-Cap Long/Short Fund	1.74%	1.99%

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Accordingly, during the six months ended November 30, 2014, the Adviser reduced its investment advisory fees and reimbursed expenses as follows:

	Investment Advisory Fee Reduced	Expenses Reimbursed	Total
Barrow All-Cap Core Fund	$64,637	$24,877	$89,514
Barrow All-Cap Long/Short Fund	$40,795	$71,159	$111,954

Under the terms of the Expense Limitation Agreement, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitations. As of November 30, 2014, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	May 31, 2017	November 30, 2017	Total
Barrow All-Cap Core Fund	$118,161	$89,514	$207,675
Barrow All-Cap Long/Short Fund	$156,927	$111,954	$268,881

The Principle Executive Officer of the Funds is also an officer of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance, and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing its portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain Trustees and officers of the Trust are also officers of Ultimus and the Distributor.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN
Each Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may pay intermediaries and other persons for rendering distribution and shareholder services and for bearing any related expenses with respect to the Investor Class of each Fund. These distribution and shareholder service fees will not exceed the annual rate of 0.25% of each Fund's average daily net assets allocable to Investor Class Shares. During the six months ended November 30, 2014, the Investor Class of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund incurred $293 and $216, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION
Each Independent Trustee receives from each Fund of the Trust a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Advisor or Ultimus are not compensated by the Funds for their services.

PRINCIPAL HOLDERS OF FUND SHARES
As of November 30, 2014, the following shareholders owned of record more than 5% of the outstanding shares of each class of each Fund:

Name of Record Owner	% Ownership
Barrow All-Cap Core Fund – Institutional Class:
Socatean Partners	69%
Robert F. Greenhill, Jr. (a principal of the Adviser)	20%
Barrow All-Cap Core Fund – Investor Class:
Robert F. Greenhill, Jr.	33%
Charles Schwab & Company, Inc. (for the benefit of its customers)	18%
National Financial Services Corporation (for the benefit of its customers)	14%
Peter Jennings	9%
Seshadri Narasimhan	8%
Isaac Brauner	7%
Nicholas Chermayeff (a principal of the Adviser)	5%
Barrow All-Cap Long/Short Fund – Institutional Class:
Socatean Partners	56%
Robert F. Greenhill, Jr.	25%
Charles Schwab & Company, Inc. (for the benefit of its customers)	6%
Barrow All-Cap Long/Short Fund – Investor Class:
Robert F. Greenhill, Jr.	53%
Charles Schwab & Company, Inc. (for the benefit of its customers)	29%
James E. King	12%
Nicholas Chermayeff	6%

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Borrowing Costs

Barrow All-Cap Core Fund has a secured bank line of credit with BNP Paribas that provides a maximum borrowing of up to one-third of Barrow Street All-Cap Core Fund’s net assets. The line of credit may be used to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowings under this arrangement bear interest at an annual rate equal to the one-month LIBOR at the time of borrowing plus 0.85%. During the six months ended November 30, 2014, Barrow All-Cap Core Fund incurred $859 of borrowing costs. Barrow All-Cap Long/Short Fund incurred no borrowing costs during the six months ended November 30, 2014. As of November 30, 2014, Barrow All-Cap Core Fund had outstanding borrowings of $15,040. The average outstanding borrowings and average interest rate on such borrowings by Barrow All-Cap Core Fund during the six months ended November 30, 2014 were $163,869 and 1.05%, respectively.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2014, Barrow All-Cap Long/Short Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	28.8%	-20.5%	8.3%
Consumer Staples	25.3%	-16.7%	8.6%

As shown above, although the Fund has greater than 25% of the Fund’s net assets invested in long positions in the sectors noted, each sector exposure is mitigated by short positions. As stated in the Fund’s principal investment strategy, the Adviser monitors the Fund’s industry exposure to ensure the Fund’s portfolio is significantly diversified.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific fees (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2014) and held until the end of the period (November 30, 2014).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Net Expense Ratio(a)	Expenses Paid During Period(b)
Barrow All-Cap Core Fund
Institutional Class
Actual	$1,000.00	$1,036.40	1.16%	$5.92
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.25	1.16%	$5.87
Investor Class
Actual	$1,000.00	$1,034.90	1.41%	$7.19
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.00	1.41%	$7.13
Barrow All-Cap Long/Short Fund
Institutional Class
Actual	$1,000.00	$1,000.00	3.67%	$18.40
Hypothetical 5% Return (before expenses)	$1,000.00	$1,006.67	3.67%	$18.46
Investor Class
Actual	$1,000.00	$999.00	3.92%	$19.64
Hypothetical 5% Return (before expenses)	$1,000.00	$1,005.41	3.92%	$19.71

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARROW FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-767-6633. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND

Semi-Annual Report
November 30, 2014
(Unaudited)

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND LETTER TO SHAREHOLDERS	January 16, 2015

Dear Fellow Shareholders,

The Semi-Annual report for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) presents data and performance for the six months ended November 30, 2014. All of us at Cincinnati Asset Management want to thank you for your investment in the Fund. We appreciate your confidence in our investment management.

The Fund is currently invested primarily in investment-grade corporate bonds (approximately 62%) and high-yield corporate bonds (approximately 38%) that we consider undervalued. The portfolio’s weighted-average credit rating is investment grade. We believe that our proprietary analysis enhances our ability to identify opportunities and enables us to sell securities when more attractive opportunities present themselves. These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of achieving a high level of income while preserving capital.

Our disciplined investment strategy resulted in the Fund holding 86 positions in the bonds of 75 different corporations at November 30. At that time, cash balances amounted to approximately 1% of the Fund’s net assets, and the Fund continues to be fully invested, as is its objective. The weighted-average maturity of the Fund’s investments was approximately 7 years at November 30, which is more than 3 years shorter than the average maturity of the Fund’s benchmark (Barclays US Corporate BBB Index). Over the six month period, longer-maturity bonds outperformed shorter-maturity bonds and, consequently, the Fund underperformed its benchmark (1.12% versus 1.64%). The Fund infrequently purchases securities with a maturity beyond 10 years, so we expect the Fund’s performance to trail the benchmark during periods of strong performance by longer maturity bonds.

During the past several months, interest rates have declined; the yield on the 10-year Treasury Bond was 2.48% at May 31 and was 2.17% at November 30 (that rate has continued to decline and was below 2.00% early in January 2015). Since bond prices decline as rates increase, the price of your Fund shares will reflect those changes in interest rates. Bonds that the Fund owns were yielding, on average, around 2.0% more than Treasury yields at November 30.

While the performance of the investment-grade bonds owned by the Fund respond more closely to changes in interest rates, the performance of the high-yield bonds may respond more to the overall risk perception that investors associate with the asset class. For example, during the last quarter, $3 billion was withdrawn from high-yield bond funds, and the premium over Treasuries that investors demanded increased by approximately 1%. This resulted in high-yield bond prices declining by 4.5%. However, given the relative weighting of investment-grade and high-yield bonds in the Fund, performance remained positive at 1.12%. We believe that the Fund’s current positioning should provide excellent value relative to other investment-grade fixed income alternatives.

Although the third calendar quarter adjusted GDP was 5%, many economists believe that 2015 GDP will be in the 2-3% range. For example, the World Bank has recently adjusted its 2015 Global GDP forecast to 3%. Although the unemployment rate has declined significantly

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since the depths of the recent recession, the labor participation rate hovers at the 60% level and the “underemployed” represent a significant portion of the work force. Inflation is “benign” and, with the recent decline of over 50% in oil prices, inflation expectations are quite low. Given these factors, it is difficult to see how or when the Federal Reserve (the “FED”) will begin to increase interest rates. It’s important to note that the FED’s actions typically affect only the short end of the yield curve (30 days to 2 years), so longer maturity bonds may be less impacted by the FED’s actions.

During the last six calendar months, there have been two significant events that have and will continue to impact financial markets. First, the rapid and significant decline in oil prices are inuring to the benefit of the consumer. Increased disposable income should have a positive effect on consumption and, therefore, should have a positive impact on the economy. At the same time, some lower-quality companies in the energy sector may have a difficult time in servicing their debt. We are being cautious and dilligent with respect to the positions we hold in this sector.
The second significant event has been the decline in the Euro, which is currently trading at near decade lows to the U.S. dollar. To the extent the Eurozone continues to face severe economic difficulty, the European Central Bank is likely to take additional steps to bolster their economy. This could further weaken the Euro, which will have an impact on U.S. exports. As we research companies, we carefully consider how this might impact their credit quality, and our assessment of their relative value.

We believe that the companies in the Fund’s portfolio are positioned to withstand economic adversity and to participate in any economic expansion. While the economy continues to face uncertainty in the face of unemployment, government deficits, tax reform, and a host of other issues, we are reminded that there are still opportunities that can reward investors, and we endeavor to identify these opportunities every day.

Thank you again for your confidence in the Fund. Our fellow investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
 Managed by Cincinnati Asset Management, Inc.

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

3

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2014 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Investments

Security Description	% of Net Assets
Toll Brothers Finance Corp., 5.875%, due 02/15/22	2.8%
Wells Fargo & Co., 4.125%, due 08/15/23	2.7%
Bristol-Myers Squibb Co., 3.250%, due 11/01/23	2.6%
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2, 4.625%, due 12/03/26	2.6%
U.S. Bancorp, 2.950%, due 07/15/22	2.6%
Qwest Corp., 6.750%, due 12/01/21	2.6%
JPMorgan Chase & Co., 4.500%, due 01/24/22	2.4%
PerkinElmer, Inc., 5.000%, due 11/15/21	2.4%
International Lease Finance Corp., 5.875%, due 08/15/22	2.4%
Ford Motor Credit Co., LLC, 4.250%, due 09/20/22	2.3%

Credit Rating Allocation
S&P Credit Quality	% of Portfolio
AA	7.8%
A	41.3%
BBB	12.5%
BB	25.9%
B	12.5%

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CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS November 30, 2014 (Unaudited)
CORPORATE BONDS — 97.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 7.6%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$50,000	$50,750
CCO Holdings, LLC	5.250%	09/30/22	43,000	42,946
CHC Helicopter SA	9.250%	10/15/20	13,500	13,770
Lamar Media Corp.	5.875%	02/01/22	43,000	45,150
Lamar Media Corp.	5.000%	05/01/23	5,000	5,000
MGM Resorts International	6.625%	12/15/21	45,000	48,262
Penske Auto Group, Inc.	5.750%	10/01/22	52,000	54,210
Penske Auto Group, Inc.	5.375%	12/01/24	8,000	8,060
Regal Entertainment Group	5.750%	03/15/22	6,000	5,745
Regal Entertainment Group	5.750%	02/01/25	45,000	41,963
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	52,000	54,600
Walt Disney Co. (The)	2.350%	12/01/22	150,000	146,790
				517,246
Consumer Staples — 3.6%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	96,970
B&G Foods, Inc.	4.625%	06/01/21	58,000	55,970
Spectrum Brands, Inc.	6.625%	11/15/22	2,000	2,140
Wal-Mart Stores, Inc.	2.550%	04/11/23	90,000	88,671
				243,751
Energy — 14.5%
Apache Corp.	3.250%	04/15/22	109,000	109,733
Bristow Group, Inc.	6.250%	10/15/22	55,000	55,963
Chesapeake Energy Corp.	6.125%	02/15/21	42,000	45,675
Chevron Corp.	2.355%	12/05/22	150,000	145,992
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	28,493
ConocoPhillips	2.400%	12/15/22	150,000	145,301
Denbury Resources, Inc.	4.625%	07/15/23	56,000	47,320
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	15,200
Offshore Group Investment Ltd.	7.125%	04/01/23	42,000	29,820
Peabody Energy Corp.	6.250%	11/15/21	18,000	16,943
Peabody Energy Corp.	7.875%	11/01/26	50,000	46,625
Range Resources Corp.	5.000%	08/15/22	46,000	47,725
Rosetta Resources, Inc.	5.875%	06/01/22	60,000	57,900
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	56,000	57,400
Schlumberger Ltd.	3.650%	12/01/23	125,000	131,426
				981,516
Financials — 24.1%
Bank of America Corp.	3.300%	01/11/23	150,000	150,275
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	158,992
General Electric Capital Corp.	3.150%	09/07/22	150,000	153,543

5

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 24.1% (Continued)
International Lease Finance Corp.	8.625%	01/15/22	$35,000	$43,488
International Lease Finance Corp.	5.875%	08/15/22	150,000	162,750
JPMorgan Chase & Co.	4.500%	01/24/22	150,000	164,881
PNC Financial Services Group, Inc. (The)	2.854%	11/09/22	150,000	147,436
Simon Property Group, L.P.	3.750%	02/01/24	100,000	104,878
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	190,531
U.S. Bancorp	2.950%	07/15/22	175,000	173,947
Wells Fargo & Co.	4.125%	08/15/23	175,000	184,158
				1,634,879
Health Care — 8.4%
Bristol-Myers Squibb Co.	3.250%	11/01/23	175,000	179,517
Community Health Systems, Inc.	6.875%	02/01/22	54,000	57,442
DaVita HealthCare Partners, Inc.	5.125%	07/15/24	54,000	55,485
HCA Holdings, Inc.	6.250%	02/15/21	40,000	42,500
HCA Holdings, Inc.	5.875%	05/01/23	17,000	17,999
HealthSouth Corp.	5.750%	11/01/24	54,000	56,430
PerkinElmer, Inc.	5.000%	11/15/21	150,000	164,096
				573,469
Industrials — 16.1%
B/E Aerospace, Inc.	5.250%	04/01/22	46,000	51,290
General Dynamics Corp.	2.250%	11/15/22	150,000	144,950
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	75,000	73,500
Iron Mountain, Inc.	5.750%	08/15/24	57,000	58,069
R.R. Donnelley & Sons Co.	7.625%	06/15/20	4,000	4,430
R.R. Donnelley & Sons Co.	7.875%	03/15/21	41,000	46,330
Raytheon Co.	2.500%	12/15/22	150,000	146,901
Service Corp. International	7.500%	04/01/27	50,000	56,750
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	149,590
Teekay Corp.	8.500%	01/15/20	47,000	53,345
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	43,000	43,645
United Rentals North America, Inc.	6.125%	06/15/23	45,000	47,813
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	167,284	175,648
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-1	8.000%	04/01/21	35,819	39,579
				1,091,840

6

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.5% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 5.4%
Equinix, Inc.	5.375%	04/01/23	$55,000	$55,481
Hewlett-Packard Co.	4.375%	09/15/21	150,000	158,612
Intel Corp.	2.700%	12/15/22	150,000	149,261
				363,354
Materials — 2.9%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	55,412
Praxair, Inc.	2.200%	08/15/22	150,000	143,412
				198,824
Telecommunication Services — 10.4%
AT&T, Inc.	2.625%	12/01/22	140,000	134,325
CenturyLink, Inc.	5.800%	03/15/22	5,000	5,275
Comcast Corp.	3.600%	03/01/24	80,000	83,494
Embarq Corp.	7.995%	06/01/36	40,000	44,600
Frontier Communications Corp.	9.000%	08/15/31	55,000	59,537
Intelsat Jackson Holdings S.A.	7.500%	04/01/21	40,000	43,050
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	46,118
Qwest Corp.	6.750%	12/01/21	150,000	173,085
Sprint Communications Co., L.P.	6.000%	11/15/22	56,000	54,110
Sprint Corp.	7.875%	09/15/23	8,000	8,420
Verizon Communications, Inc.	5.150%	09/15/23	50,000	56,251
				708,265
Utilities — 4.5%
AES Corp. (The)	5.500%	03/15/24	55,000	56,375
Amerigas Finance, LLC	7.000%	05/20/22	55,000	58,300
Ferrellgas, L.P.	6.500%	05/01/21	55,000	54,725
Ferrellgas, L.P.	6.750%	01/15/22	2,000	2,000
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	26,320
NRG Energy, Inc.	6.625%	03/15/23	46,000	48,415
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	58,350
				304,485

Total Investments at Value — 97.5% (Cost $6,620,079)				$6,617,629

Other Assets in Excess of Liabilities — 2.5%				167,751

Net Assets — 100.0%				$6,785,380

See accompanying notes to financial statements.

7

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2014 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$6,620,079
At value (Note 2)	$6,617,629
Cash	68,387
Interest receivable	82,772
Receivable from Adviser (Note 4)	12,951
Other assets	17,522
Total assets	6,799,261

LIABILITIES
Payable to administrator (Note 4)	7,000
Accrued distribution fees (Note 4)	281
Other accrued expenses	6,600
Total liabilities	13,881

NET ASSETS	$6,785,380

NET ASSETS CONSIST OF:
Paid-in capital	$6,765,258
Accumulated net investment income	37,753
Accumulated net realized losses from security transactions	(15,181)
Net unrealized depreciation on investments	(2,450)
NET ASSETS	$6,785,380

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	678,308

Net asset value, offering price and redemption price per share (Note 2)	$10.00

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF OPERATIONS Six Months Ended November 30, 2014 (Unaudited)
INVESTMENT INCOME
Interest	$132,868

EXPENSES
Investment advisory fees (Note 4)	24,979
Professional fees	17,888
Fund accounting fees (Note 4)	14,030
Administration fees (Note 4)	13,750
Pricing fees	10,824
Registration and filing fees	10,728
Distribution fees (Note 4)	8,326
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Custody and bank service fees	4,188
Trustees' fees and expenses (Note 4)	3,435
Insurance expense	1,717
Postage and supplies	1,541
Other expenses	3,571
Total expenses	126,977
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(105,329)
Net expenses	21,648

NET INVESTMENT INCOME	111,220

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(11,013)
Net change in unrealized appreciation/depreciation on investments	(25,441)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(36,454)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,766

See accompanying notes to financial statements.

9

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM OPERATIONS
Net investment income	$111,220	$178,886
Net realized losses from security transactions	(11,013)	(3,453)
Net change in unrealized appreciation/depreciation on investments	(25,441)	80,934
Net increase in net assets resulting from operations	74,766	256,367

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(105,200)	(175,744)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	353,395	1,179,992
Net asset value of shares issued in reinvestment of distributions to shareholders	105,200	175,744
Payments for shares redeemed	(50,193)	(248,777)
Net increase in net assets from capital share transactions	408,402	1,106,959

TOTAL INCREASE IN NET ASSETS	377,968	1,187,582

NET ASSETS
Beginning of period	6,407,412	5,219,830
End of period	$6,785,380	$6,407,412

ACCUMULATED NET INVESTMENT INCOME	$37,753	$31,733

CAPITAL SHARE ACTIVITY
Shares sold	35,320	119,978
Shares reinvested	10,602	18,333
Shares redeemed	(5,017)	(25,837)
Net increase in shares outstanding	40,905	112,474
Shares outstanding at beginning of period	637,403	524,929
Shares outstanding at end of period	678,308	637,403

See accompanying notes to financial statements.
10

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$10.05		$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.33	0.16
Net realized and unrealized gains (losses) on investments	(0.06)		0.11	(0.11)
Total from investment operations	0.11		0.44	0.05

Less distributions:
From net investment income	(0.16)		(0.33)	(0.11)

Net asset value at end of period	$10.00		$10.05	$9.94

Total return (b)	1.12	%(c)	4.68%	0.48	%(c)

Net assets at end of period	$6,785,380		$6,407,412	$5,219,830

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.81	%(d)	4.53%	3.69	%(d)

Ratio of net expenses to average net assets (e)	0.65	%(d)	0.65%	0.65	%(d)

Ratio of net investment income to average net assets (e)	3.34	%(d)	3.41%	2.81	%(d)

Portfolio turnover rate	5	%(c)	11%	13	%(c)

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

11

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1. Organization

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to achieve a high level of income consistent with a secondary goal of capital preservation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund’s fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

12

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,617,629	$—	$6,617,629

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of November 30, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax

13

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

character of the Fund’s distributions during the periods ended November 30, 2014 and May 31, 2014 was ordinary income. On December 31, 2014, the Fund paid an ordinary income dividend of $0.0808 per share to shareholders of record on December 30, 2014.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2014:

Tax cost of portfolio investments	$6,620,079
Gross unrealized appreciation	$102,062
Gross unrealized depreciation	(104,512)
Net unrealized depreciation on investments	(2,450)
Undistributed ordinary income	37,753
Capital loss carryforwards	(4,168)
Other losses	(11,013)
Accumulated earnings	$20,122

As of May 31, 2014, the Fund had short-term and long-term capital loss carryforwards of $1,524 and $2,644, respectively. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 and May 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

14

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $796,277 and $321,085, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an expense limitation agreement, the Adviser has contractually agreed until October 1, 2017, to reduce advisory fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expense on securities sold short; acquired fund fees and expenses; extraordinary expenses; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.65% of the Fund’s average daily net assets. Accordingly, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $80,350 during the six months ended November 30, 2014.

Certain officers of the Fund are also officers of the Adviser.

DISTRIBUTION PLAN
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended November 30, 2014, the Fund incurred $8,326 in distribution and service fees under the Rule 12b-1 Plan.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain Trustees and officers of the Trust are also officers of Ultimus and the Distributor.

15

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION
Each Independent Trustee receives from each Fund of the Trust a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES
As of November 30, 2014, the following shareholders owned of record more than 5% of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Mary S. Sloneker	47%
Cincinnati Asset Management, Inc.	27%
William S. Sloneker	20%
UBS Financial Services, Inc. (for the benefit of its customers)	5%

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2014) and held until the end of the period (November 30, 2014).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

17

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,011.20	$3.28
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.81	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

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WAVELENGTH FUNDS

Semi-Annual Report

November 30, 2014 (Unaudited)

WAVELENGTH INTEREST RATE NEUTRAL FUND

WAVELENGTH INTEREST RATE NEUTRAL FUND LETTER TO SHAREHOLDERS	January 22, 2015

Dear Fellow Shareholders:

In the months since our last shareholder letter, financial markets have rotated through a wide range of themes as both rising and falling growth expectations resulted in heightened market volatility. Uncertainty around the trajectory of the US economy and related policy decisions caused many investors to sell assets and increase cash holdings. This dynamic created challenging conditions for a number of investment strategies over the period.

What follows is designed to provide context around returns in a way that builds a deeper understanding of the investment process that supports them. Through this we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the six months ended November 30, 2014, the Wavelength Interest Rate Neutral Fund (the “Fund”) delivered a return of -0.97% versus a benchmark return of +0.01% for the S&P / BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). The Fund’s modest underperformance came amidst changing expectations for growth, inflation and related policy decisions, and these results are in line with our expected range for performance volatility while targeting long-term investment objectives.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy we believe that changing expectations for macroeconomic conditions drive investment decisions, which in turn drive market prices. This logic played out over the period, as changing growth and inflation expectations resulted in increasingly volatile markets.

The pickup in growth witnessed over the second and third quarters of 2014 subsided modestly entering the fourth quarter. This was met by a risk asset sell-off in early October, followed by a recovery throughout the second half of the month. Corporate and credit-sensitive securities experienced the largest performance swings over this period as expectations of corporate profitability were pared back amidst lower-than-expected growth. Government securities became more attractive on a relative basis and moved diametrically to this market action as they rallied across the treasury curve then sold off into month-end.

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Inflation conditions remained subdued over the period, and expectations for an extended period of low inflation were similarly unchanged. As a result, assets which tend to outperform in rising inflation environments continued to underperform, most notably in the case of commodities. A drop of close to $10 in October was followed by a drop of over $14 in November for West Texas Intermediate Crude Oil. The effects of this were seen in inflation expectations and instruments such as inflation-linked government bonds which continued to underperform nominal government bonds over the period.

These events combined with others to create broad-based uncertainty among market participants which resulted in general deleveraging and a pickup in volatility levels across asset classes.

PERFORMANCE DISCUSSION

The Fund maintained its targeted balance to growth and inflation conditions during the period in line with its investment objectives. This portfolio-level hedge limited the downside impact of underperformance experienced by rising growth exposures, and similarly helped manage increasing levels of volatility across markets traded.

September’s deleveraging resulted in reduced exposure levels for many US-dollar denominated assets, conditions which produced losses overall for the fund. Both government and corporate securities were challenged in this environment, and commodity-related exposures further impacted returns to the downside. Following this sell-off, however, macroeconomic conditions returned to relevance in market pricing and the Fund responded with positive performance in October. As described above, no one market drove performance during the period, and instead government, corporate, and emerging market assets each contributed positively at different times to produce the portfolio’s overall balanced positive return for the month. Returns in November were flat, as profits from government assets were offset by additional deleveraging in corporate assets and the drag of rising inflation assets in the portfolio which remained under pressure throughout the period.

OUTLOOK

Following the recent experience of deleveraging across markets, we expect asset prices to return to their long-term, fundamental macroeconomic drivers. As investors become increasingly comfortable with mechanisms put in place by the Federal Reserve to manage growth and inflation conditions, we expect markets to respond accordingly and move in response to related data. In line with this logic, we believe targeting a balance to potential macroeconomic outcomes continues to be a prudent investment approach and will continue to deliver value through investment returns.

Thank you for your trust and support through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer
 Wavelength Capital Management

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

3

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
November 30, 2014 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
iShares® TIPS Bond Fund	20.1%
PowerShares Senior Loan Portfolio	19.3%
SPDR® Barclays Convertible Securities ETF	13.9%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	10.4%
SPDR® Barclays Short Term High Yield Bond ETF	8.6%
iShares® iBoxx $ High Yield Corporate Bond Fund	7.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	6.4%
SPDR® Barclays High Yield Bond ETF	4.3%
Market Vectors Emerging Markets High Yield Bond ETF	2.4%
Vanguard REIT ETF	0.9%

4

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2014 (Unaudited)
EXCHANGE-TRADED FUNDS — 96.8%	Shares	Value
Commodities — 0.0% (a)
SPDR® Gold Shares (b) (c)	50	$5,605

Emerging Market Debt — 19.2%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	12,766	1,452,771
Market Vectors Emerging Markets High Yield Bond ETF	13,366	330,937
PowerShares Emerging Markets Sovereign Debt Portfolio	31,175	900,646
		2,684,354
Large Cap Index — 0.2%
SPDR® S&P 500® ETF	100	20,720

Real Estate Investment Trusts (REIT) - 1.5%
SPDR® Dow Jones REIT ETF	925	83,398
Vanguard REIT ETF	1,600	128,912
		212,310
U.S. Fixed Income — 75.9%
Highland/iBoxx Senior Loan ETF	3,206	62,773
iShares® 3-7 Year Treasury Bond ETF	454	55,860
iShares® 7-10 Year Treasury Bond ETF	940	99,819
iShares® 20+ Year Treasury Bond ETF	925	113,303
iShares® iBoxx $ High Yield Corporate Bond Fund	11,475	1,045,717
iShares® TIPS Bond ETF	24,826	2,811,793
PowerShares Senior Loan Portfolio	111,038	2,703,775
SPDR® Barclays Convertible Securities ETF	38,659	1,944,934
SPDR® Barclays High Yield Bond ETF	15,155	599,835
SPDR® Barclays Short Term High Yield Bond ETF	40,925	1,207,697
		10,645,506
Total Exchange-Traded Funds (Cost $13,642,876)		$13,568,495

5

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(d) (Cost $236,433)	236,433	$236,433

Total Investments at Value — 98.5% (Cost $13,879,309)		$13,804,928

Other Assets in Excess of Liabilities — 1.5%		212,335

Net Assets — 100.0%		$14,017,263

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of November 30, 2014.
See accompanying notes to financial statements.

6

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS November 30, 2014 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	1/28/2015	4	$233,550	$(6,819)
S&P® GSCI® Future	12/15/2014	2	242,850	(16,756)
Total Commodity Futures			476,400	(23,575)

Index Futures
E-Mini S&P 500® Future	12/19/2014	5	516,313	21,015

Treasury Futures
5-Year U.S. Treasury Note Future	3/31/2015	21	2,508,516	6,696
10-Year U.S. Treasury Note Future	3/20/2015	11	1,397,000	5,484
U.S. Treasury Long Bond Future	3/20/2015	6	855,187	7,304
Total Treasury Futures			4,760,703	19,484
Total Futures Contracts			$5,753,416	$16,924

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2014 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$13,879,309
At value (Note 2)	$13,804,928
Cash	3,451
Margin deposits for futures contracts (Notes 2 and 5)	243,551
Dividends receivable	3
Receivable from Adviser (Note 4)	68
Other assets	11,282
Total assets	14,063,283

LIABILITIES
Payable for investment securities purchased	21,492
Payable to administrator (Note 4)	6,860
Variation margin payable (Notes 2 and 5)	12,558
Other accrued expenses	5,110
Total liabilities	46,020

NET ASSETS	$14,017,263

NET ASSETS CONSIST OF:
Paid-in capital	$14,064,321
Accumulated net investment income	49,510
Accumulated net realized losses from security transactions	(39,111)
Net unrealized appreciation (depreciation) on:
Investments	(74,381)
Futures contracts	16,924
NET ASSETS	$14,017,263

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,375,414

Net asset value, offering price and redemption price per share (Note 2)	$10.19

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2014 (Unaudited)
INVESTMENT INCOME
Dividends	$178,213

EXPENSES
Investment advisory fees (Note 4)	51,894
Professional fees	19,265
Fund accounting fees (Note 4)	13,042
Administration fees (Note 4)	12,500
Custody and bank service fees	8,517
Transfer agent fees (Note 4)	6,750
Compliance fees (Note 4)	6,000
Registration and filing fees	5,846
Trustees' fees and expenses (Note 4)	3,658
Insurance expense	1,717
Postage and supplies	1,436
Other expenses	4,854
Total expenses	135,479
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(81,400)
Net expenses	54,079

NET INVESTMENT INCOME	124,134

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized losses from:
Investments	(21,745)
Futures contracts (Note 5)	(48,992)
Net change in unrealized appreciation/depreciation on:
Investments	(181,792)
Futures contracts (Note 5)	6,791
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(245,738)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,604)

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2014 (Unaudited)	Period Ended May 31, 2014(a)
FROM OPERATIONS
Net investment income	$124,134	$41,316
Net realized gains (losses) from:
Investments	(21,745)	22,444
Futures contracts (Note 5)	(48,992)	13,061
Capital gain distributions from regulated investment companies	—	39
Net change in unrealized appreciation/depreciation on:
Investments	(181,792)	107,411
Futures contracts (Note 5)	6,791	10,133
Net increase (decrease) in net assets from operations	(121,604)	194,404

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,996)	(27,944)
From net realized gains	—	(3,918)
Decrease in net assets from distributions to shareholders	(87,996)	(31,862)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,525,774	4,572,557
Net asset value of shares issued in reinvestment of distributions to shareholders	87,111	31,862
Payments for shares redeemed	(102,983)	(50,000)
Net increase in net assets from capital share transactions	9,509,902	4,554,419

TOTAL INCREASE IN NET ASSETS	9,300,302	4,716,961

NET ASSETS
Beginning of period	4,716,961	—
End of period	$14,017,263	$4,716,961

ACCUMULATED NET INVESTMENT INCOME	$49,510	$13,372

CAPITAL SHARE ACTIVITY
Shares sold	922,292	456,307
Shares issued in reinvestment of distributions to shareholders	8,565	3,190
Shares redeemed	(10,081)	(4,859)
Net increase in shares outstanding	920,776	454,638
Shares outstanding at beginning of period	454,638	—
Shares outstanding at end of period	1,375,414	454,638

(a)	Represents the period from the commencement of operations (September 30, 2013) through May 31, 2014.
See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2014 (Unaudited)		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.38		$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.10
Net realized and unrealized gains (losses) on investments and futures contracts	(0.20)		0.36
Total from investment operations	(0.10)		0.46

Less distributions:
Distributions from net investment income	(0.09)		(0.07)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.09)		(0.08)

Net asset value at end of period	$10.19		$10.38

Total return (b)	(0.97%	)(c)	4.62	%(c)

Net assets at end of period (000's)	$14,017		$4,717

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	2.47	%(e)	4.42	%(e)

Ratio of net expenses to average net assets (d) (f)	0.99	%(e)	0.99	%(e)

Ratio of net investment income to average net assets (f) (g)	2.26	%(e)	1.55	%(e)

Portfolio turnover rate	15	%(c)	114	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2013) through May 31, 2014.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

11

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 30, 2013.

The investment objective of the Fund is total return.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the primary exchange on which the contract is traded (normally 4:00 p.m. Eastern time). Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
12

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$13,568,495	$—	$—	$13,568,495
Money Market Funds	236,433	—	—	236,433
Total	$13,804,928	$—	$—	$13,804,928
Other Financial Instruments
Futures Contracts	$16,924	$—	$—	$16,924

As of November 30, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

13

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends on a quarterly basis and net realized capital gains distributions at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. During the periods ended November 30, 2014 and May 31, 2014, the tax character of the Fund’s distributions was ordinary income. On December 31, 2014, the Fund paid an ordinary income dividend of $0.1418 per share and a long-term capital distribution of $0.0101 per share to shareholders of record on December 30, 2014.

Futures contracts – The Fund may use futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

14

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2014:

Tax cost of portfolio investments	$13,897,414
Gross unrealized appreciation	$106,348
Gross unrealized depreciation	(198,834)
Net unrealized depreciation	(92,486)
Accumulated ordinary income	84,104
Undistributed long-term gains	13,956
Other losses	(52,632)
Accumulated deficit	$(47,058)

The value of the federal income tax cost of portfolio investments and the tax components of accumulated earnings and the financial statement cost and components of net assets may be temporarily different (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current year and for the tax period ended May 31, 2014 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the six months ended November 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $11,070,217 and $1,550,742, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Wavelength Capital Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.
15

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an expense limitation agreement between the Fund and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until October 1, 2016, to waive a portion of investment advisory fees and reimburse certain other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets for the Fund until October 1, 2016. During the six months ended November 30, 2014, the Adviser did not collect any of its advisory fees and, in addition, reimbursed the Fund for other operating expenses totaling $29,506.

Under the terms of the Expense Limitation Agreement, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitations. As of November 30, 2014, the Adviser may seek repayment of management fee reductions and expense reimbursements as follows:

May 31, 2017	November 30, 2017
$91,664	$81,400

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain Trustees and officers of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Independent Trustee receives from each Fund of the Trust a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

16

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES
As of November 30, 2014, Interactive Brokers, LLC, for the benefit of its customers, owned of record 87% of the outstanding shares of the Fund. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Derivatives Transactions

The Fund’s position in derivative instruments as of November 30, 2014 are recorded in the following location in the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin payable

The following table sets forth the values of futures contracts of the Fund as of November 30, 2014:

	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures Contracts
Commodity	$—	$(20,350)	$(20,350)
Index	—	(1,763)	(1,763)
Treasury	9,555	—	9,555
Total Asset Derivatives	$9,555	$(22,113)	$(12,558)

Transactions in derivative instruments for the Fund during the six months ended November 30, 2014 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation/depreciation on futures contracts

17

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation/depreciation on derivative instruments recognized in the Statement of Operations during the six months ended November 30, 2014:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation
Futures Contracts
Commodity	$(145,908)	$(23,575)
Index	15,204	13,569
Treasury	81,712	16,797
Total futures contracts	$(48,992)	$6,791

The average monthly notional amount of futures contracts purchased during the six months ended November 30, 2014, was $4,450,332, and the gross notional amount of futures contracts outstanding at November 30, 2014 was $5,753,416.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis. As of November 30, 2014, the offsetting of financial assets and derivatives assets is as follows:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable (payable) - futures contracts	$9,555	$(22,113)	$(12,558)	$243,551	$230,993
Total subject to a master netting or similar arrangement	$9,555	$(22,113)	$(12,558)	$243,551	$230,993

18

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs provide their shares to authorized participants in return for a specific basket of securities. The authorized participant then sells the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track the applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2014, the Fund had 96.8% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
19

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2014) and held until the end of the period (November 30, 2014).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
20

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$990.30	$4.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.10	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
21

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.   Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer (APEXcm Small/Mid Cap Growth Fund)

Date	February 4, 2015

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer (Cincinnati Asset Management Funds: Broad Market Strategic Income Fund)

Date	February 4, 2015

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer (Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund)

Date	February 4, 2015

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer (Wavelength Interest Rate Neutral Fund)

Date	February 4, 2015

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	February 4, 2015

* Print the name and title of each signing officer under his or her signature.